Registration Nos:     33-45117
                                                                     811-6529
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]

         Pre-Effective Amendment No. ______                       [     ]

         Post-Effective Amendment No. __9__                       [  X  ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

         Amendment No. __11__                                     [  X  ]

                                COLONIAL TRUST VI
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                 (617) 426-3750
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:       Copy to:

Arthur O. Stern, Esquire                     John M. Loder, Esquire
Colonial Management Associates, Inc.         Ropes & Gray
One Financial Center                         One International Place
Boston, Massachusetts  02111                 Boston, Massachusetts  02110-2624


It is proposed that this filing will become effective (check appropriate box):

[      ]         immediately upon filing pursuant to paragraph (b).

[      ]         on [date] pursuant to paragraph (b).

[      ]         60 days after filing pursuant to paragraph (a)(1).

[      ]         on [date] pursuant to paragraph (a)(1) of Rule 485.

[  X   ]         75 days after filing pursuant to paragraph (a)(2).

[      ]         on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[      ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       DECLARATION PURSUANT TO RULE 24f-2

      The Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 25, 1995, the Registrant filed the Rule 24f-2 Notice for Registrant's fiscal year ended June 30, 1995.

                                COLONIAL TRUST VI

           Cross Reference Sheet (Colonial International Equity Fund)

Item Number of Form N-1A                      Location or Caption in Prospectus

Part A

   1.                                         Cover Page

   2.                                         Summary of Expenses

   3.                                         Not Applicable

   4. Organization and History; How the Fund Pursues Its Objective and Certain Risk Factors; The Fund's Investment Objective

   5. Cover Page; How the Fund is Managed; Organization and History; The Fund's Investment Objective

   6.                                         Organization and History;
                                              Distributions and Taxes; How to
                                              Buy Shares

   7.                                         How to Buy Shares; How the Fund
                                              Values Its Shares; 12b-1 Plans;
                                              Back Cover

   8.                                         How to Sell Shares; How to
                                              Exchange Shares; Telephone
                                              Transactions

   9.                                         Not Applicable




March 31, 1996

COLONIAL
INTERNATIONAL EQUITY
FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.


Colonial International Equity Fund (Fund), a diversified portfolio of Colonial Trust VI (Trust), an open-end management investment company, seeks total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States. The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 31, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

The Fund offers three classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge and, are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                         Page
Summary of Expenses
The Fund's Investment Objective
How the Fund Pursues its Objective and
 Certain Risk  Factors
How the Fund  Measures  its  Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange  Shares
Telephone  Transactions
12b-1 Plans
Organization and History

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses for an investment in each Class of the Fund's shares. "Other expenses" are based on estimated amounts for the current fiscal year. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses (1)(2)

                                 Class A            Class B           Class D
Maximum Initial Sales Charge
Imposed on a purchase
(as % of offering  price (3)     5.75%              0.00%(5)          1.00%(5)

Maximum Contingent Deferred
Sales Charge (as % of
offering price)(3)               1.00%(4)           5.00%             1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."

(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.

(3)  Does not apply to reinvested distributions.

(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase.
    See "How to Buy Shares."

(5) Because of the distribution fee applicable to Class B and Class D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature.

Estimated Annual Operating Expenses (as a % of average net assets)

                               Class A          Class B          Class D

       Management fee           X.XX%            X.XX%            X.XX%
       12b-1 fees               X.XX%            X.XX%            X.XX%
       Other expenses           X.XX%            X.XX%            X.XX%
       Total operating
           expenses             X.XX%            X.XX%            X.XX%

Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

              Class A               Class B               Class D
Period:                          (6)       (7)        (6)        (7)
1 year         $                $         $           $         $(8)
3 years

(6) Assumes redemption at period end.
(7) Assumes no redemption.

(8) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S INVESTMENT OBJECTIVE


The Fund seeks total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund seeks to achieve its objective by investing primarily all of its assets in equity securities of companies domiciled or with primary operations outside the United States. Such companies may be located or operate in developed, newly industrialized or emerging markets. Investments in foreign securities involve special risks. See "Foreign Investments" below. In selecting investments, the Adviser uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of international equity funds while maintaining risk characteristics that are generally consistent with that universe. However, there is no assurance that the portfolio's performance will exceed (or its risk characteristics will match) that of the international equity fund universe, or that the Fund will achieve its objective.

Equity  Securities  Generally.  Equity  securities  include common and preferred stock, warrants (rights) to purchase such stock, debt securities convertible into stock, sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depository Receipts (receipts issued by foreign banks or trust companies). Equity securities also include shares issued by investment companies that invest primarily in the foregoing securities.

Foreign Investments. Investments in foreign securities (both equity and debt), sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depository Receipts (reciepts issued by foreign banks or trust companies) have special risks related to political, economic, and legal conditions outside of the U.S. As a result, the prices of foreign securities and, therefore, the net asset value of Fund shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable movements in currency exchange rates, difficulties in obtaining and enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage), and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Some of the Fund's foreign investments may consist of securities issued by companies located in countries whose economies or securities markets are not yet highly developed. Special risks associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, extreme or volatile debt burdens or inflation rates, highly limited numbers of potential buyers for such securities, heightened volatility of security prices, restrictions on repatriation of capital invested abroad and delays and disruptions in securities settlement procedures.

Small Companies. The smaller, less well established companies in which the Fund may invest may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks (in addition to the considerations regarding foreign investments generally). Such companies often have limited product lines, operating histories, markets or financial resources and depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than exchange-listed securities of larger companies.

Other Investment Companies. Up to 10% of the Fund's total assets (at the time of purchase) may be invested in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Futures and Index Futures. The Fund may purchase and sell (i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing, all of which may be considered to be derivative securities. Such transactions may be entered into in anticipation of a market advance, and not to hedge against market declines. An index future is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. Any such contract can be closed in advance of the specified delivery date. Gain or loss on a contract generally is realized upon such termination. Transactions in index futures contracts or futures contracts may not precisely achieve the goal of gaining market exposure to the extent there is an imperfect correlation between price movements of the contracts and of the underlying market index, interest or securities. In addition, if the Adviser's prediction of stock market or interest rate movements is inaccurate, the Fund may be worse off than if it had not purchased the index futures contracts or futures contract.

Foreign Currency Transactions. In connection with its investments in foreign securities, and for hedging purposes, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such investments may be considered to be derivative securities and are transactions which may be entered into (a) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (b) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. The precise matching of foreign currency transactions and portfolio securities generally is not possible since the value of such securities will change as a consequence of foreign currency market movements. Further, although hedging may lessen the risk of loss if the hedged currency's value declines, it limits the potential gain from currency value increases. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Leverage. The purchase and sale of futures and forward currency contracts and the purchase and sale of certain options may present additional risks associated with the use of leverage. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Fund will either "cover" its obligations under such transactions by holding the securities (or rights to acquire the securities) it is obligated to deliver under such transactions, or deposit and maintain in a segregated account with its custodian cash or high quality liquid debt securities equal in value to the Fund's obligations under such transactions.

Temporary/Defensive Investments. Temporarily available cash may be invested in U.S. or foreign currency denominated cash equivalents and short-term debt obligations, including certificates of deposit, time deposits, bankers' acceptances, commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its rights to the collateral in a bankruptcy proceeding.

Borrowing of Money. The Fund may issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund's fundamental policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from the average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser an annual rate of X.XX% of the Fund's average daily net assets.

Daniel Rie, Senior Vice President and Director of the Adviser, co-manages the Fund. He has managed various other Colonial equity funds since 1986.

Susan Cordes, Vice President of the Adviser, co-manages the Fund. She has managed various other Colonial equity funds since 1993. Prior to 1993, Ms. Cordes was an Analyst and Assistant Vice President of the Adviser.

Peter Wiley, Assistant Vice President of the Adviser, co-manages the Fund. Prior to co-managing the Fund, Mr. Wiley was an Equity Research Analyst of the Adviser. Prior to joining the Adviser in 1992, Mr. Wiley was an Analyst at State Street Bank and Trust Company and an Assistant Technical Staff Member of the Massachusetts Institute of Technology's Lincoln Laboratory.

Gita Rao, Vice President of the Adviser, co-manages the Fund. She also co-manages Colonial Global Equity Fund. Prior to joining the Adviser in 1995, Ms. Rao was a Quantitative Research Analyst at Fidelity Management & Research Company, and a Vice President in the equity research group at Kidder, Peabody and Company.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. Subject to seeking best execution, the Adviser may consider research and brokerage services furnished to it and its affiliates and sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

Fund expenses consist of management, bookkeeping, shareholder service and transfer agent fees discussed above, 12b-1 service and distribution fees discussed under the caption "12b-1 Plans", and all other expenses, fees, charges, taxes, organization costs and liabilities incurred or arising in connection with the Fund or Trust or in connection with the management thereof, including but not limited to Trustees compensation and expenses and auditing, counsel, custodian and other expenses deemed necessary and proper by the Trustees.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at their fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain, at least annually.

The Fund generally declares and pays distributions annually. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. To change your election, call the Transfer Agent for information.

Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is in effect a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value, subject to a X.XX% annual service fee, plus an initial or a contingent deferred sales charge as follows:

                                              Initial Sales Charge
                                                                    Retained
                                                                  by Financial
                                                                     Service
                                                                      Firm
                                           as % of                  as % of
                                -------------------------------
                                    Amount          Offering       Offering
 Amount Purchased                  Invested          Price          Price

 Less than $50,000                   6.10%           5.75%           5.00%
 $50,000 to less than $100,000       4.71%           4.50%           3.75%
 $100,000 to less than $250,000      3.63%           3.50%           2.75%
 $250,000 to less than $500,000      2.56%           2.50%           2.00%
 $500,000 to less than $1,000,000    2.04%           2.00%           1.75%
 $1,000,000 or more                  0.00%           0.00%           0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                    Commission

First $3,000,000                       1.00%
Next $2,000,000                        0.50%
Over $5,000,000                        0.25%(1)

(1)     Paid over 12 months but only to the extent shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a [X.XX]% annual distribution fee for eight years (at which time they convert to Class A shares), a [X.XX]% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

              Years                Contingent Deferred
         After Purchase                Sales Charge

               0-1                        5.00%
               1-2                        4.00%
               2-3                        3.00%
               3-4                        3.00%
               4-5                        2.00%
               5-6                        1.00%
           More than 6                    0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class D Shares. Class D shares are offered at net asset value plus a X.XX% initial sales charge, subject to a 0.X.XX% annual distribution fee, a 0.X.XX% annual service fee and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

The Distributor pays financial service firms an initial commission of X.XX% on purchases of Class D shares and an ongoing commission of X.XX% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the X.XX% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any), in the account, reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced or without an initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares".

Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds as soon as the check has cleared (which may take up to 15 days).

Selling Shares Directly to the Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                  1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares. Eastern time to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Not all Colonial funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund into which the original investment was made.

Class D Shares. Exchanges of Class D shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Adviser, the Transfer Agent and the Fund will not be liable when following telephone instructions reasonably believed to be genuine, and a shareholder may suffer a loss from unauthorized transactions. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All telephone transactions are recorded. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. Shareholders and/or financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic or economic market changes. In that event, shareholders and/or financial advisors should follow the procedures for redemption or exchange by mail as described above in "How to Sell Shares". The Adviser, Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or financial advisers are not obligated to transact by telephone.

12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of [X.XX] of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of [X.XX]% of the average net assets attributed to its Class B and Class D shares. Although the Trustees have approved a distribution fee of X.XX% of the Fund's average net assets attributed to Class A shares, the Fund has no current intention of paying such fee. Because the Class B and Class D shares bear additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund commenced operations in 1996 as a separate portfolio of the Trust.. At inception, the Adviser owned 100% of each Class of shares of the Fund and therefore may be deemed to "control" the Fund. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust (Declaration) for the Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss or expense of any shareholder held personally liable for the obligations of Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meets its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited circumstances in which the disclaimer was inoperativeand the other fund was unable to meet its obligations.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA  02108-2624]

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:















Printed in U.S.A.

March 31, 1996



COLONIAL
INTERNATIONAL EQUITY FUND



PROSPECTUS


Colonial International Equity Fund seeks total return through a combination of long term growth of capital and income by investing primarily in equity securities of companies outside the United States.

For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 31, 1996 Statement of Additional Information.




FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

                                COLONIAL TRUST VI

               Cross Reference Sheet (Colonial Equity Income Fund)

Item Number of Form N-1A                     Location or Caption in Prospectus

Part A

   1.                                         Cover Page

   2.                                         Summary of Expenses

   3.                                         Not Applicable

   4. Organization and History; How the Fund Pursues Its Objective and Certain Risk Factors; The Fund's Investment Objective

   5. Cover Page; How the Fund is Managed; Organization and History; The Fund's Investment Objective

   6.                                         Organization and History;
                                              Distributions and Taxes; How to
                                              Buy Shares

   7.                                         How to Buy Shares; How the Fund
                                              Values Its Shares; 12b-1 Plans;
                                              Back Cover

   8.                                         How to Sell Shares; How to
                                              Exchange Shares; Telephone
                                              Transactions

   9.                                         Not Applicable

March 31, 1996

COLONIAL EQUITY INCOME FUND

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Equity Income Fund (Fund), a diversified portfolio of Colonial Trust VI (Trust), an open-end management investment company, seeks current income. Capital appreciation is a secondary objective. The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the March 31, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge, and are subject to a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."


Contents                                             Page
Summary of Expenses
The Fund's Investment Objective
How the Fund Pursues its Objective
  and Certain Risk Factors
How the Fund Measures its
  Performance
How the Fund is Managed
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses for an investment in each Class of the Fund's shares. "Other expenses" are based on estimated amounts for the current fiscal year. See "How the Fund is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses (1)(2)
                                               Class A     Class B     Class D
   Maximum Initial Sales Charge Imposed on a
     Purchase (as a % of offering price)(3)     5.75%      0.00%(5)    1.00%(5)
   Maximum Contingent Deferred Sales Charge
     (as a % of offering price)(3)              1.00%(4)   5.00%       1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Sell Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See
     "How to Buy Shares."
(5) Because of the distribution fee applicable to each Class B and Class D shares, long-term Class B and Class D shareholders may pay more in
     aggregate   sales  charges  than  the  maximum  initial  sales  charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature.

Estimated Annual Operating Expenses (as a % of average net assets)

                                 Class A             Class B          Class D
Management fee                    X.XX%               X.XX%             X.XX%
12b-1 fees                        X.XX                X.XX              X.XX
Other expenses                    X.XX                X.XX              X.XX
Total operating expenses          X.XX%               X.XX%             X.XX%

Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

               Class A             Class B                   Class D
Period:                         (6)          (7)          (6)         (7)
1 year          $XXX          $XXX         $XXX         $XXX        $XXX
3 years          XXX           XXX          XXX          XXX         XXX(8)


(6)  Assumes redemption at period end.
(7)  Assumes no redemption.
(8) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.


THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks current income. Capital appreciation is a secondary objective.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund normally invests at least 65% of its total assets in income-producing equity securities. Most of its assets will be invested in U.S. common stocks. However, the Fund may also purchase other types of securities, for example, foreign securities, preferred stocks, convertible stocks, debt securities and warrants. In selecting investments, the Adviser uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of income and growth funds while maintaining risk characteristics that are generally consistent with that universe. However, there is no assurance that the portfolio's performance will exceed (or its risk characteristics will match) that of the income and growth fund universe, or that the Fund will achieve its objective.

Equity Securities Generally. Equity securities include common and preferred stock, warrants (rights) to purchase such stock, and debt securities convertible into stock. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after debt securities and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Debt or preferred equity securities convertible into or exchangeable for equity securities traditionally pay dividends or interest at rates higher than common stock but lower than non-convertible securities. Warrants are options to buy a stated of number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years).

Foreign Investments. Investments in foreign securities (both equity and debt), sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depository Receipts (receipts issued by foreign banks or trust companies) have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities and therefore, the net asset value of Fund shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable movements in currency exchange rates, difficulties in obtaining and enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence (or potential imposition) of exchange control regulations (including currency blockage) and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Debt Securities. The Fund may invest in debt securities, without regard to quality or rating. Lower rated debt securities (commonly referred to as "junk bonds") are debt securities which, because of the likelihood that the issuers will default, are not investment grade (i.e., are rated below BBB by Standard & Poors, Corporation or below Baa by Moody's Investors Service, or are unrated but considered by the Adviser to be of comparable credit quality). Because of the increased risk of default, these securities generally have higher nominal or effective interest rates than higher quality securities. Lower rated bonds also are generally considered significantly more speculative and likely to default than higher quality bonds. Relative to other debt securities, their values tend to be more volatile because: (1) an economic downturn may more significantly impact their potential for default, and (2) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities. The likelihood that these securities will help the Fund achieve its investment objectives is more dependent on the Adviser's own credit analysis. The Fund currently intends to limit its investments in lower rated securities to X.XX% of its assets.

Other Investment Practices. The Fund may engage in the following investment practices, some of which are described in more detail in the Statement of Additional Information.

Private Placements. The Fund may purchase securities in private placements. These are offerings sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the Securities and Exchange Commission and although certain of these securities may be readily sold to other investors, others may be illiquid and their sale may involve delays and additional costs. The Fund will not invest more than 15% of its net assets in illiquid securities.

Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (a) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (b) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. Although hedging may lessen the risk of loss due to a decline in the value of the hedged currency, it tends to limit the potential gain from increases in currency values. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Borrowing of Money. The Fund may issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets.

Temporary/Defensive Investments. Temporarily available cash may be invested in U.S. or foreign currency-denominated cash equivalents and short-term debt obligations, including certificates of deposit, time deposits, bankers' acceptances, commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets.

Other. The Fund may not always achieve its objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent quarter's distributions, annualized, by the maximum offering price of that Class at the end of the quater. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.

HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser an annual rate of [X.XX]% of the Fund's average daily net assets.

Dan Rie, Senior Vice President and Director of the Adviser, co-manages the Fund. He has managed various other Colonial equity funds since 1986.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million. The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. Subject to seeking best execution, the Adviser may consider research and brokerage services furnished to it and its affiliates and sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

Fund expenses consist of management, bookkeeping, shareholder service and transfer agent fees discussed above, 12b-1 service and distribution fees discussed under the caption "12b-1 Plans", and all other expenses, fees, charges, taxes, organization costs and liabilities incurred or arising in connection with the Fund or Trust or in connection with the management thereof, including but not limited to, trustees' compensation and expenses and auditing, counsel, custodian and other expenses deemed necessary and proper by the Trustees.

HOW THE FUND VALUES ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.

The Fund generally declares and pays distributions quarterly. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. To change your election, call the Transfer Agent for information. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50; and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value, subject to a [X.XX]% annual service fee, plus an initial or contingent deferred sales charge as follows:

                                      _ _Initial Sales Charge __
                                                            Retained
                                                               by
                                                            Financial
                                                             Service
                                                              Firm
                                          as % of            as % of
                                    Amount     Offering     Offering
Amount Purchased                   Invested      Price       Price
Less than $50,000                    6.10%       5.75%       5.00%
$50,000 to less than $100,000        4.71%       4.50%       3.75%
$100,000 to less than $250,000       3.63%       3.50%       2.75%
$250,000 to less than $500,000       2.56%       2.50%       2.00%
$500,000 to less than $1,000,000     2.04%       2.00%       1.75%
$1,000,000 or more                   0.00%       0.00%       0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                     Commission
First $3,000,000                        1.00%
Next $2,000,000                         0.50%
Over $5,000,000                         0.25%(1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a [XXX]% annual distribution fee for approximately eight years (at which time they convert to Class A shares), a [XXX]% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

               Years           Contingent Deferred
          After Purchase           Sales Charge
                0-1                   5.00%
                1-2                   4.00%
                2-3                   3.00%
                3-4                   3.00%
                4-5                   2.00%
                5-6                   1.00%
            More than 6               0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge, subject to a [X.XX]% annual distribution fee, a [X.XX]% annual service fee and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

The Distributor pays financial service firms an initial commission of [X.XX]% on purchases of Class D shares and an ongoing commission of [X.XX]% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the [X.XX]% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced or without an initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."

Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                  1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Not all Colonial funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which you are exchanging before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class D Shares. Exchanges of Class D shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling
1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Adviser, the Transfer Agent and the Fund will not be liable when following telephone instructions reasonably believed to be genuine, and a shareholder may suffer a loss from unauthorized transactions. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.XX% of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of [XXX]% of the average net assets attributed to its Class B and Class D shares. Although the Trustees have approved a distribution fee of [X.XX]% of the Fund's average net assets attributed to its Class A shares, the Fund has no current intention of paying such fee. Because the Class B and Class D shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund commenced operations in 1996 as a separate portfolio of the Trust.

At inception, the Adviser owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of theTrust. However, the Declaration of Trust (Declaration) for the Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

                                       S&P

AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest.

AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree.

A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category.

BB, B, CCC and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C ratings are reserved for income bonds on which no interest is being paid.

D bonds are in default, and payment of interest and/or principal is in arrears. Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are speculative in a high degree, often in default or having other marked shortcomings.

C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621
-----------------------------------------------------
Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621
-----------------------------------------------------
Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624
-----------------------------------------------------
Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611
-----------------------------------------------------
Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624
-----------------------------------------------------
Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624

Your financial service firm is:

Printed in U.S.A.

March 31, 1996

COLONIAL EQUITY INCOME FUND

PROSPECTUS

Colonial Equity Income Fund seeks current income. Capital appreciation is a secondary objective.

For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 31, 1996 Statement of Additional Information.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

                                COLONIAL TRUST VI

             Cross Reference Sheet (Colonial Aggressive Growth Fund)

Item Number of Form N-1A                      Location or Caption in Prospectus

Part A

   1.                                         Cover Page

   2.                                         Summary of Expenses

   3.                                         Not Applicable

   4. Organization and History; How the Fund Pursues Its Objective and Certain Risk Factors; The Fund's Investment Objective

   5. Cover Page; How the Fund is Managed; Organization and History; The Fund's Investment Objective

   6.                                         Organization and History;
                                              Distributions and Taxes; How to
                                              Buy Shares

   7.                                         How to Buy Shares; How the Fund
                                              Values Its Shares; 12b-1 Plans;
                                              Back Cover

   8.                                         How to Sell Shares; How to
                                              Exchange Shares; Telephone
                                              Transactions

   9.                                         Not Applicable

March 31, 1996

COLONIAL AGGRESSIVE GROWTH FUND

PROSPECTUS


BEFORE YOU INVEST

Colonial Management Associates, Inc. (Adviser) and your full-service financial adviser want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial adviser to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Colonial Aggressive Growth Fund (Fund), a diversified portfolio of Colonial Trust VI (Trust), an open-end management investment company, seeks capital appreciation. The Fund is managed by the Adviser, an investment adviser since 1931.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference.
                                                        XX-0396
More detailed information about the Fund is in the March 31, 1996 Statement of Additional Information which has been filed with the Securities and Exchange Commission and is obtainable free of charge by calling the Adviser at 1-800-248-2828.

The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and, in addition, are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class D shares are offered at net asset value plus a small initial sales charge and, are subject to a contingent deferred sales charge on redemptions made within one year after purchase, and a continuing distribution fee. Class B shares automatically convert to Class A shares after approximately eight years. See "How To Buy shares."

Contents                                                    Page
Summary of expenses
The Fund's Investment Objective
How The Fund Pursues Its Objective And Certain Risk
Factors
How The Fund Measures Its Performance
How The Fund Is Managed
How The Fund Values Its Shares
Distributions And Taxes
How To Buy Shares
How To Sell Shares
How To Exchange Shares
Telephone Transactions
12b-1 Plans
Organization And History

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your estimated annual expenses for an investment in each Class of the Fund's shares. "Other expenses" are based on estimated amounts for the current fiscal year. See "How The Fund Is Managed" and "12b-1 Plans" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses (1)(2)

                                            Class A     Class B   Class D
Maximum Initial Sales Charge Imposed
on a Purchase (as a % of offering price)(3)  5.75%      0.00%(5)  1.00%(5)
Maximum Contingent Deferred Sales
Charge(as a % of offering price)(3)          1.00%(4)   5.00%     1.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How To Sell Shares."
(2) Redemption proceeds exceeding $5,000 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)       Does not apply to reinvested distributions.
(4)       Only with respect to any portion of purchases of $1 million to
          $5 million redeemed within approximately 18 months
          after purchase.  See "How To Buy Shares."
(5) Because of the distribution fee applicable to Class B and Class D shares, long-term Class B and Class D shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because the Fund's Class B shares automatically convert to Class A shares after approximately eight years, this is less likely for Class B shares than for a class without a conversion feature.

Estimated Annual Operating Expenses (as a % of average net assets)

                             Class A        Class B            Class D
Management  fee                X              X                   X
12b-1  fees                    X              X                   X
Other  expenses                X              X                   X
Total  operating expenses      X              X                   X

Example
The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

              Class A          Class B                         Class D
Period:                  (6)             (7)              (6)             (7)
1 year          X         X               X                X               X
3 years         X         X               X                X               X(8)

(6)        Assumes redemption at period end.
(7)        Assumes no redemption.
(8) Class D shares do not incur a contingent deferred sales charge on redemptions made after one year.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

The Fund principally invests in common stocks and convertible preferred stocks. The Fund may also purchase bonds, including convertible bonds and other types of securities, as explained below. In selecting investments, the Adviser uses a disciplined process intended to create a diversified portfolio whose performance (before expenses) will exceed that of the universe of capital appreciation funds while maintaining risk characteristics that are generally consistent with that universe. However, there is no assurance that the portfolio's performance will exceed (or its risk characteristics will match) that of such universe, or that the Fund will achieve its objective.

Equity Securities Generally. Equity securities include common and preferred stock, warrants (rights) to purchase such stock, and debt securities convertible into stock. Equity securities also include shares issued by investment companies that invest primarily in the foregoing securities. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after debt securities and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. Debt or preferred equity securities convertible into or exchangeable for equity securities traditionally pay dividends or interest at rates higher than common stock but lower than non-convertible securities. Warrants are options to buy a stated of number of shares of common stock at a specified price anytime during the life of the warrants. A reason for investing in warrants is to permit the Fund to participate in an anticipated increase in the market value of a security without having to purchase the security to which the warrants relate. Warrants convey no rights to dividends or voting rights, but only an option to purchase equity securities of the issuer at a fixed price. If such securities appreciate, the warrants may be exercised and the underlying security sold at a gain. A loss will be incurred if such securities decrease in value and the warrant is sold. If the term of the warrant expires before it is exercised, the Fund will loose its entire investment in the warrant.

Small and New Issuers. The Fund generally invests a significant portion of its assets in the securities of smaller and newer issues. Small and medium-sized companies (having stock market values between $20 million and $1 billion for smaller-sized companies and $1 billion and $8 billion for medium-sized companies) with a market niche or proprietary products have the potential to grow rapidly. Such securities of small and medium-sized companies may offer greater opportunities for capital appreciation than the securities of larger, better established companies, but may also involve certain special risks related to limited product lines, operating histories, markets or financial resources and dependence on a small management group. Small stocks may trade less frequently, in smaller volumes, and fluctuate more sharply in value, than securities of larger companies.

Other Investment Companies. Up to 10% of the Fund's total assets (at the time of purchase) may be invested in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Foreign Investments. Investments in foreign securities, sponsored and unsponsored American Depository Receipts (receipts issued in the U.S. by banks or trust companies evidencing ownership of underlying foreign securities) and Global Depository Receipts (receipts issued by foreign banks or trust companies) have special risks related to political, economic and legal conditions outside of the U.S. As a result, the prices of foreign securities and, therefore, the net asset value of Fund shares, may fluctuate substantially more than the prices of securities of issuers based in the U.S. Special risks associated with foreign securities include the possibility of unfavorable movements in currency exchange rates, difficulties in obtaining and enforcing judgments abroad, the existence of less liquid and less regulated markets, the unavailability of reliable information about issuers, the existence of different accounting, auditing and legal standards in foreign countries, the existence or potential imposition of exchange control regulations (including currency blockage) and political and economic instability, among others. In addition, transactions in foreign securities may be more costly due to currency conversion costs and higher brokerage and custodial costs. See "Foreign Securities" and "Foreign Currency Transactions" in the Statement of Additional Information for more information about foreign investments.

Other Investment Practices. The Fund may engage in the following investment practices, some of which are described in more detail in the Statement of Additional Information.

Private Placements. The Fund may purchase securities in private placements. These are offerings directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the Securities and Exchange Commission and although certain of these securities may be readily sold to other institutional investors, others may be illiquid and their sale may involve delays and additional costs. The Fund will not invest more than 15% of its net assets in illiquid securities.

Foreign Currency Transactions. In connection with its investments in foreign securities, the Fund may purchase and sell (i) foreign currencies on a spot or forward basis, (ii) foreign currency futures contracts, and (iii) options on foreign currencies and foreign currency futures. Such transactions will be entered into (a) to lock in a particular foreign exchange rate pending settlement of a purchase or sale of a foreign security or pending the receipt of interest, principal or dividend payments on a foreign security held by the Fund, or (b) to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Fund are denominated. Although hedging may lessen the risk of loss due to a decline in the value of the hedged currency, it tends to limit the potential gain from increases in currency value. The Fund will not attempt, nor would it be able, to eliminate all foreign currency risk. See the Statement of Additional Information for information relating to the Fund's obligations in entering into such transactions.

Options. The Fund may purchase and write put and call options and may engage in strategies utilizing combinations of them, subject to the limitations of applicable law. Call and put options will be written only if they are covered. Such transactions will be entered into to provide additional revenue, to hedge against changes in security prices, or as an efficient means of adjusting the Fund's exposure to the market. The use of options strategies for other than hedging purposes may be considered speculative. Although hedging may lessen the risk of loss, it also limits the potential gain if the hedged instrument's value increases. If an option expires unexercised, the holder will lose the entire amount that it paid to acquire the option. Transactions in options may not precisely achieve the goals of hedging or gaining market exposure to the extent that there is an imperfect correlation between the price movements of the contracts and of the underlying securities. If the Adviser's prediction on movements in the price of the underlying security is inaccurate, the Fund may be worse off than if it had not engaged in the transaction.

Repurchase Agreements and Forward Commitments. The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian, and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Not more than 15% of the Fund's net assets will be invested in repurchase agreements maturing in more than 7 days and other illiquid assets. The Fund may also enter into contracts to purchase securities for a fixed price at a future date beyond normal settlement time (forward commitments), potentially increasing its overall investment exposure and its risk of loss should the value of the securities decline prior to settlement.


Futures and Index Futures. The Fund may purchase and sell (i) U.S. and foreign stock and bond index futures contracts, (ii) U.S. and foreign interest rate futures contracts and (iii) options on any of the foregoing, all of which may be considered to be derivative securities. Such transactions may be entered into in anticipation of a market advance, and not to hedge against market declines. An index future is a contract to buy or sell units of a particular stock index at an agreed price on a specified future date. A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of a type of instrument at the time and in the amount specified in the contract. Any such contract can be closed in advance of the specified delivery date. Gain or loss on a contract generally is realized upon such termination. Transactions in index futures contracts or futures contracts may not precisely achieve the goal of gaining market exposure to the extent there is an imperfect correlation between price movements of the contracts and of the underlying market index, interest or securities. In addition, if the Adviser's prediction of stock market or interest rate movements is inaccurate, the Fund may be worse off than if it had not purchased the index futures contracts or futures contract.

Leverage. The purchase of securities on a "when-issued" basis, the entering into forward commitments, the purchase and sale of futures and forward contracts and the purchase and sale of certain options may present additional risks associated with the use of leverage. Leverage may magnify the effect on Fund shares of fluctuations in the values of the securities underlying these transactions. In accordance with Securities and Exchange Commission pronouncements, to reduce (but not necessarily eliminate) leverage, the Fund will either "cover" its obligations under such transactions by holding the securities (or rights to acquire the securities) it is obligated to deliver under such transactions, or deposit and maintain in a segregated account with its custodian cash or high quality liquid debt securities equal in value to the Fund's obligations under such transactions.

Temporary/Defensive Investments. Temporarily available cash may be invested in U.S. or foreign currency-denominated cash equivalents and short-term debt obligations, including certificates of deposit, time deposits, bankers' acceptances, commercial paper, Treasury bills and repurchase agreements. Some or all of the Fund's assets also may be invested in such investments during periods of unusual market conditions.

Borrowing of Money. The Fund may issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets.

Other. The Fund may not always achieve its objective. The Fund's investment objective and non-fundamental policies may be changed without shareholder approval. The Fund will notify investors at least 30 days prior to any material change in the Fund's investment objective. If there is a change in the investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their financial position and needs. Shareholders may incur a contingent deferred sales charge if shares are redeemed in response to a change in objective. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.


HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the Securities and Exchange Commission's formula and assume the reinvestment of all distributions, the maximum initial sales charge of 5.75% on Class A shares, the maximum initial sales charge of 1.00% on Class D shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class D shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial or contingent deferred sales charges.

Each Class's yield, which differs from total return because it does not consider changes in net asset value, is calculated in accordance with the Securities and Exchange Commission's formula. Each Class's distribution rate is calculated by dividing the most recent twelve months' distributions by the maximum offering price of that Class at the end of the period. Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information.

All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Adviser.

The Adviser is a subsidiary of The Colonial Group, Inc. Colonial Investment Services, Inc. (Distributor) is a subsidiary of the Adviser and serves as the distributor for the Fund's shares. Colonial Investors Service Center, Inc. (Transfer Agent), an affiliate of the Adviser, serves as the shareholder services and transfer agent for the Fund. The Colonial Group, Inc. is a direct subsidiary of Liberty Financial Companies, Inc. which in turn is an indirect subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is considered to be the controlling entity of the Adviser and its affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

The Adviser furnishes the Fund with investment management, accounting and administrative personnel and services, office space and other equipment and services at the Adviser's expense. For these services, the Fund pays the Adviser an annual rate of 0.XX% of the Fund's average daily net assets.

Dan Rie, Senior Vice President and Director of the Adviser, manages the Fund. He has managed various other Colonial equity funds since 1986.

The Adviser also provides pricing and bookkeeping services to the Fund for a monthly fee of $2,250 plus a percentage of the Fund's average net assets over $50 million.

The Transfer Agent provides transfer agency and shareholder services to the Fund for a fee of 0.25% annually of average net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Adviser may agree.

The Adviser places all orders for the purchase and sale of portfolio securities. Subject to seeking best execution, the Adviser may consider research and brokerage services furnished to it and its affiliates and sales of shares of the Fund (and of certain other Colonial funds) in selecting broker-dealers for portfolio security transactions.

Fund expenses consist of management, bookkeeping, shareholder service and transfer agent fees discussed above, 12b-1 service and distribution fees discussed under the caption "12b-1 Plans", and all other expenses, fees, charges, taxes, organization costs and liabilities incurred or arising in connection with the Fund or Trust or in connection with the management thereof, including but not limited to, trustee's compensation and expenses and auditing, counsel, custodian and other expenses deemed necessary and proper by the Trustees.

HOW THE FUND VALUES ITS SHARES
Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are valued as of the close of the New York Stock Exchange (Exchange) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at market. Short-term investments maturing in 60 days or less are valued at amortized cost when it is determined, pursuant to procedures adopted by the Trustees, that such cost approximates market value. All other securities and assets are valued at fair value following procedures adopted by the Trustees.


DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders virtually all net income and any net realized gain at least annually.

The Fund generally declares and pays distributions annually. Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. To change your election, call the Transfer Agent for information. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. Whether you receive distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution will be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.


HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with a financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Colonial Fundamatic program is $50 and the minimum initial investment for a Colonial retirement account is $25. Certificates will not be issued for Class B or Class D shares and there are some limitations on the issuance of Class A certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Class A Shares. Class A shares are offered at net asset value, subject to a 0.[XX}% annual service fee, plus an initial or contingent deferred sales charge as follows:

                                            __Initial Sales Charge__
                                                                    Retained by
                                                                     Financial
                                                                   Service Firm
                                       _____as % of _____             as % of

                                Amount               Offering        Offering
Amount Purchased                Invested              Price            Price
Less than $50,000               6.10%                 5.75%            5.00%
$50,000 to less
 than $100,000                  4.71%                 4.50%            3.75%
$100,000 to less
 than $250,000                  3.63%                 3.50%            2.75%
$250,000 to less
 than $500,000                  2.56%                 2.50%            2.00%
$500,000 to less
 than $1,000,000                2.04%                 2.00%            1.75%
$1,000,000 or more              0.00%                 0.00%            0.00%


On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                     Commission
First $3,000,000                        1.00%
Next $2,000,000                         0.50%
Over $5,000,000                         0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

Purchases of $1 million to $5 million are subject to a 1.00% contingent deferred sales charge payable to the Distributor on redemptions within 18 months from the first day of the month following the purchase. The contingent deferred sales charge does not apply to the excess of any purchase over $5 million.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a [XXX]% annual distribution fee for approximately eight years (at which time they convert to Class A shares), a [XXX]% annual service fee and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

               Years           Contingent Deferred
          After Purchase           Sales Charge
                0-1                   5.00%
                1-2                   4.00%
                2-3                   3.00%
                3-4                   3.00%
                4-5                   2.00%
                5-6                   1.00%
            More than 6               0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 4.00% on Class B share purchases.

Class D Shares. Class D shares are offered at net asset value plus a 1.00% initial sales charge, subject to a 0.[XX]% annual distribution fee, a 0.[XX]% annual service fee and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

The Distributor pays financial service firms an initial commission of 1.[XX]% on purchases of Class D shares and an ongoing commission of 0.[XX]% annually. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.[XX]% annual distribution fee referred to above. The commission may be reduced or eliminated if the distribution fee paid by the Fund is reduced or eliminated for any reason.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments (including initial sales charges, if any) in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase invested immediately. Investors investing for a relatively short period of time might consider Class D shares. Purchases of $250,000 or more must be for Class A or Class D shares. Purchases of $500,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares at a reduced or without an initial or contingent deferred sales charge. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges" and "How to Sell Shares."

Shareholder Services. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.


HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                     Colonial Investors Service Center, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted.


HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made among the same class of shares of most Colonial funds. Not all Colonial funds offer Class D shares. Shares will continue to age without regard to the exchange for purposes of conversion and determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which you are exchanging before submitting the request. Call 1-800-248-2828 to receive a prospectus and an exchange authorization form. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class D Shares. Exchanges of Class D shares will not be subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed.


TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisers are automatically eligible to exchange Fund shares and may redeem up to $50,000 of Fund shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemption privileges for larger amounts may be elected on the account application. Proceeds and confirmations of telephone transactions will be mailed or sent to the address of record. Telephone redemptions are not available on accounts with an address change in the preceding 30 days. The Adviser, the Transfer Agent and the Fund will not be liable when following telephone instructions reasonably believed to be genuine, and a shareholder may suffer a loss from unauthorized transactions. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All telephone transactions are recorded. Shareholders and/or their financial advisers are required to provide their name, address and account number. Financial advisers are also required to provide their broker number. Shareholders and/or their financial advisers wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisers should follow the procedures for redemption or exchange by mail as described above under "How To Sell Shares." The Adviser, the Transfer Agent and the Fund reserve the right to change, modify, or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisers are not obligated to transact by telephone.

12B-1 PLANS

Under 12b-1 Plans, the Fund pays the Distributor an annual service fee of 0.XX% of the Fund's average net assets attributed to each Class of shares. The Fund also pays the Distributor an annual distribution fee of [XXX]% of the average net assets attributed to its Class B and Class D shares. Although the Trustees have approved a distribution fee of X.XX% of the Fund's average net assets attributed to each to its Class A shares, the Fund has no current intention of paying such fee. Because the Class B and Class D shares bear the additional distribution fee, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class D shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Plans also authorize other payments to the Distributor and its affiliates (including the Adviser) which may be construed to be indirect financing of sales of Fund shares.


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1991. The Fund commenced operations in 1996 as a separate portfolio of the Trust.

At inception, the Adviser owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Trust vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust (Declaration) for the Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

Investment Adviser
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Colonial Investment Services, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02108-2624

Shareholder Services and Transfer Agent
Colonial Investors Service Center, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Accountants
Price Waterhouse LLP
160 Federal Street
Boston, MA 02110-2624

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

Printed in U.S.A.

March 31, 1996

COLONIAL AGGRESSIVE GROWTH FUND

PROSPECTUS


Colonial Aggressive Growth Fund seeks capital appreciation.


For more detailed information about the Fund, call the Adviser at 1-800-248-2828 for the March 31, 1996 Statement of Additional Information.


FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED, ENDORSED OR INSURED BY, ANY BANK OR GOVERNMENT AGENCY.

Part A of Post-Effective Amendment No. 7 as it relates to the Prospectus of Colonial U.S. Fund for Growth and the Class Z Prospectus of Colonial Small Stock Fund, filed with the Commission on October 11, 1995, is incorporated herein by reference.

Part A of Post-Effective Amendment No. 8 as it relates to the Class A, B and D share Prospectus of Colonial Small Stock Fund, filed with the Commission on November 3, 1995, is incorporated herein by reference.

                                COLONIAL TRUST VI

           Cross Reference Sheet (Colonial International Equity Fund)

Item Number of Form N-1A      Location or Caption in the Statement of Additional
                              Information

Part B

   10.                        Cover Page

   11.                        Table of Contents

   12.                        Not Applicable

   13. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

   14.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   15.                        Fund Charges and Expenses

   16.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   17.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   18.                        Shareholder Meetings

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase Programs/Investor Services; Programs For Reducing or Eliminating Sales Charges; How to Sell Shares; How to Exchange Shares

   20.                        Taxes

   21.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   22.                        Fund Charges and Expenses; Investment Performance;
                              Performance Measures

   23.                        Independent Accountants

                                        COLONIAL INTERNATIONAL EQUITY FUND
                                        Statement of Additional Information
                                                  March 31, 1996


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial International Equity Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 31, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's prospectus.

TABLE OF CONTENTS

       Part 1                                                            Page


      Definitions
      Investment Objectives and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Custodian
      Independent Accountants

      Part 2


      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II

                                        COLONIAL INTERNATIONAL EQUITY FUND
                                        Statement of Additional Information
                                                  March 31, 1996

DEFINITIONS
          "Fund"                 Colonial International Equity Fund

          "Trust"                Colonial Trust VI

         "Adviser"               Colonial Management Associates, Inc., the
                                 Fund's investment adviser

          "CISI" Colonial Investment Services, Inc., the Fund's distributor

          "CISC" Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES
The Fund's Prospectus describes its investment objectives and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 of this SAI contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Small Companies
         Foreign Securities
         Money Market Instruments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and

6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.   Have a short  securities  position,  unless the Fund owns,  or owns  rights
     (exercisable   without  payment)  to  acquire,  an  equal  amount  of  such securities;

3. Own voting securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;

4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;

5. Purchase any security resulting in the Fund having more than 5% of its total assets invested in securities of companies (including predecessors) less than three years old;

6.   Pledge more than 33% of its total assets;

7. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in securities which are restricted as to disposition;

8.   Invest more than 15% of its net assets in illiquid assets;

9. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities it is otherwise permitted to acquire; and

10. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

PORTFOLIO TURNOVER

The  Fund  cannot  accurately  predict  portfolio  turnover,   but  the  Adviser
anticipates that it will not exceed 150% annually.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of []%.


Trustees Fees
For the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:

                                                  Pension or                           Total Compensation
                                                  Retirement                           From Trust and Fund
                                                  Benefits                             Complex Paid To The
                             Aggregate            Accrued As       Estimated Annual    Trustees For Year Ended
                             Compensation         Part of Fund     Benefits Upon       December 31, 1995 (a)
Trustee                      From Fund            Expense          Retirement
Robert J. Birnbaum           -----                -----            -----               $ 71,250
Tom Bleasdale                -----                -----            -----                 98,000 (b)
Lora S. Collins              -----                -----            -----                 91,000
James E. Grinnell            -----                -----            -----                 71,250
William D. Ireland, Jr.      -----                -----            -----                113,000
Richard W. Lowry             -----                -----            -----                 71,250
William E. Mayer             -----                -----            -----                 91,000
John A. McNeice, Jr.         -----                -----            -----                  -----
James L. Moody, Jr.          -----                -----            -----                 94,500 (c)
John J. Neuhauser            -----                -----            -----                 91,000
George L. Shinn              -----                -----            -----                102,500
Robert L. Sullivan           -----                -----            -----                101,000
Sinclair Weeks, Jr.          -----                -----            -----                112,000

(a) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.

(b)  Includes $49,000 payable in later years as deferred compensation.

(c) Total compensation of $94,500 for the calendar year ended December 31, 1995 will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds
II) for the period January 1, 1995 through March 26, 1995 (d):

                          Total Compensation           Total Compensation
                          From Liberty Funds I For     From Liberty Funds II For
                          The Period January 1, 1995   The Calendar Year Ended
Trustee                   through March 26, 1995       December 31, 1995 (e)
-------                   ----------------------       ---------------------

Robert J. Birnbaum(f)     $2,900                       $16,675
James E. Grinnell(f)      $2,900                        22,900
Richard W. Lowry(f)       $2,900                        26,250 (g)

(d) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was merged into a new portfolio of Colonial Trust III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II and continue to serve as Trustees of Liberty Funds I. The amounts disclosed in this column reflect the compensation which each of Messrs. Birnbaum, Grinnell and Lowry received for their service as Trustees of Liberty Funds II during the period January 1, 1995 through March 27, 1995.

(e) At December 31, 1995, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).

(f)  Elected as a trustee of the Colonial Funds complex on April 21, 1995.

(g) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At
     December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.

Ownership of the Fund
At inception, the Adviser owned 100% of each Class of shares of the Fund and therefore may be deemed to "control" the Fund.

12b-1 Plans, CDSC and Conversion of Shares
The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of []% of average net assets attributed to each class of shares. The Fund's Class A shares pay CISI a []% annual distribution fee and Class B and Class D shares pay CISI a []% annual distribution fee. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.

The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions on or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings.





                                COLONIAL TRUST VI

               Cross Reference Sheet (Colonial Equity Income Fund)

Item Number of Form N-1A      Location or Caption in the Statement of Additional
                              Information

Part B

   10.                        Cover Page

   11.                        Table of Contents

   12.                        Not Applicable

   13. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

   14.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   15.                        Fund Charges and Expenses

   16.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   17.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   18.                        Shareholder Meetings

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase Programs/Investor Services; Programs For Reducing or Eliminating Sales Charges; How to Sell Shares; How to Exchange Shares

   20.                        Taxes

   21.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   22.                        Fund Charges and Expenses; Investment Performance;
                              Performance Measures

   23.                        Independent Accountants

                                            COLONIAL EQUITY INCOME FUND
                                        Statement of Additional Information
                                                  March 31, 1996


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Equity Income Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 31, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's prospectus.

TABLE OF CONTENTS

      Part 1                                             Page

      Definitions                                          b
      Investment Objectives and Policies                   b
      Fundamental Investment Policies                      b
      Other Investment Policies                            c
      Portfolio Turnover                                   c
      Fund Charges and Expenses                            c
      Custodian                                            f
      Independent Accountants                              g


      Part 2


      Miscellaneous Investment Practices                   1
      Taxes                                               10
      Management of the Colonial Funds                    12
      Determination of Net Asset Value                    15
      How to Buy Shares                                   15
      Special Purchase Programs/Investor Services         19
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions                           22
      Shareholder Meetings                                22
      Performance Measures                                22
      Appendix I                                          24
      Appendix II                                         25


--0196

                                            COLONIAL EQUITY INCOME FUND
                                        Statement of Additional Information
                                                  March 31, 1996

DEFINITIONS
        "Fund"      Colonial Equity Income Fund
        "Trust"     Colonial Trust VI
        "Adviser"   Colonial Management Associates, Inc., the Fund's investment adviser
        "CISI"      Colonial Investment Services, Inc., the Fund's distributor
        "CISC"      Colonial Investors Service Center, Inc., the Fund's
                      shareholder services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES
The Fund's Prospectus describes its investment objectives and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Lower Rated Bonds
         Foreign Securities
         Money Market Instruments
         Forward Commitments
         Repurchase Agreements
         Futures Contracts and Related Options
         Foreign Currency Transactions

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets;
2.   Only own real estate  acquired as the result of owning  securities and not more than 5% of total assets;
3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
4.   Underwrite   securities  issued  by  others  only  when  disposing  of
     portfolio securities;
5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and
6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

1.   Purchase  securities  on margin,  but it may  receive  short-term credit to clear  securities  transactions and may make initial or
     maintenance   margin   deposits  in   connection   with   futures
     transactions;
2.   Have a short securities  position,  unless the Fund owns, or owns rights (exercisable  without payment) to acquire, an equal amount of such securities;
3.   Own  securities  of any company if the Trust knows that  officers and  Trustees  of the  Trust or  officers  and  directors  of the
     Adviser who  individually  own more than 0.5% of such  securities together own more than 5% of such securities;
4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5.   Purchase any  security  resulting in the Fund having more than 5% of its
     total  assets   invested  in   securities  of  companies (including
     predecessors) less than three years old;
6.   Pledge more than 33% of its total assets;
7. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in securities which are restricted as to disposition;
8.   Invest more than 15% of its net assets in illiquid assets;
9. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities it is otherwise permitted to acquire; and
10. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

PORTFOLIO TURNOVER
The  Fund  cannot  accurately  predict  portfolio  turnover,   but  the  Adviser
anticipates that it will not exceed [XXXX]% annually.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of [X.XX]%.

Trustees Fees
For the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:



                                                            Total Compensation
                                   Pension or               From Trust and
                                   Retirement   Estimated   Fund Complex
                                   Benefits     Annual      Paid To
                      Aggregate    Accrued As   Benefits    The Trustees For
                      Compensation Part of      Upon        Calendar Year Ended
Trustee               From Fund    Fund Expense Retirement  December 31, 1995(a)
-------               ---------                 ----------   -------------------

Robert J. Birnbaum(f)    $ 0          $ 0          $ 0            $ 71,250
Tom Bleasdale              0            0            0            $ 98,000(b)
Lora S. Collins            0            0            0            $ 91,000
James E. Grinnell(f)       0            0            0            $ 71,250
William D. Ireland, Jr.    0            0            0            $113,000
Richard W. Lowry(f)        0            0            0            $ 71,250
William E. Mayer           0            0            0            $ 91,000
John A. McNeice, Jr.       0            0            0              ----
James L. Moody, Jr.        0            0            0            $ 94,500(c)
John J. Neuhauser          0            0            0            $ 91,000
George L. Shinn            0            0            0            $102,500
Robert L. Sullivan         0            0            0            $101,000
Sinclair Weeks, Jr.        0            0            0            $112,000

(a)  At December 31, 1995, the Colonial Funds complex  consisted of 33
     open-end  and  5   closed-end   management   investment   company
     portfolios.
(b)  Includes $49,000 payable as deferred compensation.
(c) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as the Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995 and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds
II) for the period January 1, 1995 through March 26, 1995 (d):

                        Total Compensation From     Total Compensation From
                        Liberty Funds I For The     Liberty Funds II For
                        Period January 1, 1995      The Calendar Year Ended
Trustee                 Through March 26, 1995      December 31, 1995 (e)
Robert J. Birnbaum(f)         $2,900                        $16,675
James E. Grinnell(f)           2,900                         22,900
Richard W. Lowry(f)            2,900                         26,250(g)

(d) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was merged into a new portfolio of Colonial Trust III. Prior to their election as Trustees of the Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II and continue to serve as Trustees of Liberty Funds I. The amounts disclosed in this column reflect the compensation which each of Messrs. Birnbaum, Grinnell and Lowry received for their service as Trustees of Liberty Funds II during the period January 1, 1995 through March 27, 1995.
(e) At December 31, 1995, the Liberty Funds were advised by Liberty Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(f)   Elected as a trustee of the Colonial Funds complex on April 21, 1995.
(g) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.

Ownership of the Fund
At inception, the Adviser owned 100% of each class of shares of the Fund and, therefore, may be deemed to "control" the Fund.

12b-1 Plans, CDSC and Conversion of Shares
The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of [X.XX]% of average net assets attributed to each class of shares. The Fund's Class A shares pay CISI a [X.XX]% annual distribution fee and Class B and Class D shares pay CISI a [X.XX]% annual distribution fee. Although the Trustees have approved a distribution fee of [X.XX]% of the Fund's average net assets attributed to its Class A shares, the Fund has no current intention of paying such fee. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CISI's expenses, CISI may realize a profit from the fees.

The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions on or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings.




                                COLONIAL TRUST VI

             Cross Reference Sheet (Colonial Aggressive Growth Fund)

Item Number of Form N-1A      Location or Caption in the Statement of Additional
                              Information

Part B

   10.                        Cover Page

   11.                        Table of Contents

   12.                        Not Applicable

   13. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Portfolio Turnover; Miscellaneous Investment Practices

   14.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   15.                        Fund Charges and Expenses

   16.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   17.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   18.                        Shareholder Meetings

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase Programs/Investor Services; Programs For Reducing or Eliminating Sales Charges; How to Sell Shares; How to Exchange Shares

   20.                        Taxes

   21.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   22.                        Fund Charges and Expenses; Investment Performance;
                              Performance Measures

   23.                        Independent Accountants

                                          COLONIAL AGGRESSIVE GROWTH FUND
                                        Statement of Additional Information
                                                  March 31, 1996


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Colonial Aggressive Growth Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated March 31, 1996. This SAI should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from Colonial Investment Services, Inc., One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the Colonial funds generally and additional information about certain securities and investment techniques described in the Fund's prospectus.

TABLE OF CONTENTS

      Part 1                                                 Page


      Definitions
      Investment Objectives and Policies
      Fundamental Investment Policies
      Other Investment Policies
      Portfolio Turnover
      Fund Charges and Expenses
      Custodian
      Independent Accountants


      Part 2


      Miscellaneous Investment Practices
      Taxes
      Management of the Colonial Funds
      Determination of Net Asset Value
      How to Buy Shares
      Special Purchase Programs/Investor Services
      Programs for Reducing or Eliminating Sales Charges
      How to Sell Shares
      Distributions
      How to Exchange Shares
      Suspension of Redemptions
      Shareholder Meetings
      Performance Measures
      Appendix I
      Appendix II




XX--0396

                                          COLONIAL AGGRESSIVE GROWTH FUND
                                        Statement of Additional Information
                                                  March 31, 1996

DEFINITIONS
 "Fund"     Colonial Aggressive Growth Fund
 "Trust"    Colonial Trust VI
 "Adviser"  Colonial Management Associates, Inc., the Fund's investment adviser
 "CISI"     Colonial Investment Services, Inc., the Fund's distributor
 "CISC"     Colonial Investors Service Center, Inc., the Fund's shareholder services and transfer agent

INVESTMENT OBJECTIVES AND POLICIES
The Fund's Prospectus describes its investment objectives and policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Small Companies
         Foreign Securities
         Forward Commitments
         Repurchase Agreements
         Options on Securities
         Futures Contracts and Related Options
         Foreign Currency Transactions

Except as described below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

The Fund may:

1. Issue senior securities only through borrowing money from banks for temporary or emergency purposes up to 10% of its net assets; however, the Fund will not purchase additional portfolio securities (other than short-term securities) while borrowings exceed 5% of net assets;

2. Only own real estate acquired as the result of owning securities and not more than 5% of total assets;

3. Purchase and sell futures contracts and related options so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Underwrite securities issued by others only when disposing of portfolio securities;

5. Make loans through lending of securities not exceeding 30% of total assets, through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions and through repurchase agreements; and
6. Not concentrate more than 25% of its total assets in any one industry or, with respect to 75% of total assets, purchase any security (other than obligations of the U.S. Government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer or purchase the voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;
2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;
3. Own securities of any company if the Trust knows that officers and Trustees of the Trust or officers and directors of the Adviser who individually own more than 0.5% of such securities together own more than 5% of such securities;
4. Invest in interests in oil, gas or other mineral exploration or development programs, including leases;
5.        Pledge more than 33% of its total assets;
6. Purchase any security if, as a result of such purchase, more than 10% of its total assets would be invested in securities which are restricted as to disposition;
7.        Invest more than 15% of its net assets in illiquid assets;
8. Purchase or sell real estate (including limited partnership interests) although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate; provided, however, that nothing in this restriction shall limit the Fund's ability to acquire or take possession of or sell real estate which it has obtained as a result of enforcement of its rights and remedies in connection with securities it is otherwise permitted to acquire; and
9. Invest in warrants if, immediately after giving effect to any such investment, the Fund's aggregate investment in warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value.

PORTFOLIO TURNOVER
The  Fund  cannot  accurately  predict  portfolio  turnover,   but  the  Adviser
anticipates that it will not exceed [XX]% annually.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Adviser a monthly fee based on the average daily net assets of the Fund at the annual rate of [XX]%.

Trustees Fees
For the calendar year ended December 31, 1995, the Trustees received the following compensation for serving as Trustees:


                                                                                             From Trust and Fund
                                                                                              Complex Paid to the
                                                        Pension or                            Trustees For The
                                                        Retirement           Estimated        Year End December
                                                        Benefits Accrued     Annual           31, 1995(a)
                                  Aggregate             As Part of Fund      Benefits Upon
                                  Compensation          Expense              Retirement
Trustee                           From Fund

Robert J. Birnbaum                 $0                    $0                   $0              $ 71,250
Tom Bleasdale                       0                     0                    0              $ 98,000 (b)
Lora S. Collins                     0                     0                    0              $ 91,000
James E. Grinnell                   0                     0                    0              $ 71,250
William D. Ireland, Jr.             0                     0                    0              $113,000
Richard W. Lowry                    0                     0                    0              $ 71,250
William E. Mayer                    0                     0                    0              $ 91,000
John A. McNeice, Jr.                0                     0                    0                 ----
James L. Moody, Jr.                 0                     0                    0              $ 94,000 (c)
John J. Neuhauser                   0                     0                    0              $ 91,000
George L. Shinn                     0                     0                    0              $102,500
Robert L. Sullivan                  0                     0                    0              $101,000
Sinclair Weeks, Jr.                 0                     0                    0              $112,000


(a) At December 31, 1995, the Colonial Funds complex consisted of 33 open-end and 5 closed-end management investment company portfolios.
(b)        Includes $49,000 payable in later years as deferred compensation.
(c) Total compensation of $94,500 for the calendar year ended December 31, 1995, will be payable in later years as deferred compensation.


The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees of the Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (formerly known as The Charles Allmon Trust, Inc.) (together, Liberty Funds I) for service during the calendar year ended December 31, 1995, and of Liberty Financial Trust (now known as Colonial Trust VII) and LFC Utilities Trust (together, Liberty Funds
II) for the period January 1, 1995 through March 26, 1995 (d):


                                                                                 Total Compensation
                                                                                 From Liberty Funds II For
                                                                                 The Calendar Year Ended
                                      Total Compensation                         December 31, 1995 (e)
                                      From Liberty Funds I For The Period
                                      January 1, 1995 through March 26, 1995
Trustee

Robert J. Birnbaum(f)                 $2,900                                     $16,675
James E. Grinnell(f)                  $2,900                                       22,900
Richard W. Lowry(f)                   $2,900                                       26,250 (g)

(d) On March 27, 1995, four of the portfolios in the Liberty Financial Trust (now known as Colonial Trust VII) were merged into existing Colonial funds and a fifth was merged into a new portfolio of
           Colonial  Trust  III.  Prior to their  election  as  Trustees  of the
           Colonial Funds, Messrs. Birnbaum, Grinnell and Lowry served as Trustees of Liberty Funds II and continue to serve as Trustees of Liberty Funds I. The amounts disclosed in this column reflect the compensation which each of Messrs. Birnbaum, Grinnell and Lowry received for their service as Trustees of Liberty Funds II during the period January 1, 1995 through March 27, 1995.
(e)        At December 31, 1995, the Liberty Funds were advised by Liberty
           Asset Management Company (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Adviser).
(f)        Elected as a trustee of the Colonial Funds complex on April 21, 1995.
(g) Includes $3,500 paid to Mr. Lowry for service as Trustee of Liberty Newport World Portfolio (formerly known as Liberty All-Star World Portfolio) (Liberty Newport) during the calendar year ended December 31, 1995. At December 31, 1995, Liberty Newport was managed by Newport Pacific Management, Inc. and Stein Roe & Farnham Incorporated, each an affiliate of the Adviser.

Ownership of the Fund
At inception, the Adviser owned 100% of each Class of shares of the Fund and, therefore, may be deemed to "control" the Fund..

12b-1 Plans, CDSC and Conversion of Shares
The Fund offers three classes of shares - Class A, Class B and Class D. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 Plans pursuant to Rule 12b-1 under the Act. Under the Plans, the Fund pays CISI a service fee at an annual rate of [XX]% of average net assets attributed to each class of shares. The Fund's Class A shares pay CISI a [XX]% annual distribution fee and Class B and Class D shares pay CISI a [XX]% annual distribution fee. CISI may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CISI's expenses, CISI may realize a profit from the fees.

The Plans authorize any other payments by the Fund to CISI and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class D shares are offered at net asset value plus a 1.00% initial sales charge and subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Approximately eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value.

CUSTODIAN
Boston Safe Deposit and Trust Company is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP are the Fund's independent accountants providing audit and tax return preparation services and assistance and consultation in connection with the review of various SEC filings.



                  STATEMENT OF ADDITIONAL INFORMATION
                                PART 2

The following information applies generally to most Colonial funds. "Colonial funds" or "funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the Colonial funds, and you should refer to your Fund's Prospectus and to
Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund.

Short-Term Trading
In seeking the fund's investment objective, the Adviser will buy or sell portfolio securities whenever it believes it is appropriate. The Adviser's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Adviser considers a change in the fund's portfolio.

Lower Rated Bonds
Lower rated bonds are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated securities. Relative to comparable securities of higher quality:

1.  the market price is likely to be more volatile because:

          a. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default;

          b. the secondary market may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

          c. existing or future legislation limits and may further limit (i) investment by certain institutions or (ii) tax deductibility of the interest by the issuer, which may adversely affect value; and

          d. certain lower rated bonds do not pay interest in cash on a current basis. However, the fund will accrue and distribute this interest on a current basis, and may have to sell securities to generate cash for distributions.

2. the fund's achievement of its investment objective is more dependent on the Adviser's credit analysis.

3. lower rated bonds are less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (but not depreciation) on its holdings of PFICs as of the end of its fiscal year.

Zero Coupon Securities (Zeros)
The fund may invest in debt securities which do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accreted. The value of these securities may fluctuate more than similar securities which are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the fund and distributed to its shareholders. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result.

Step Coupon Bonds (Steps)
The fund may invest in debt securities which do not pay interest for a stated period of time and then pay interest at a series of different rates for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities are subject to the volatility risk of zero coupon bonds for the period when no interest is paid.

Pay-In-Kind (PIK) Securities
The fund may invest in securities which pay interest either in cash or additional securities at the issuer's option. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper are promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

Forward Commitments
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

Mortgage Dollar Rolls
In a  mortgage  dollar  roll,  the fund  sells a  mortgage-backed  security  and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Finally, the transaction costs may not exceed the return earned by the fund from the transaction.

Repurchase Agreements
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is a fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities
Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. Government Securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. Although the fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all ready marketable equity securities denominated in the applicable foreign currency held by the fund.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Adviser `s ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of U.S. Treasury security futures contracts and options. The fund investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on U.S. Treasury securities when, in the opinion of the Adviser, price movements in Treasury security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of the index futures by the fund for hedging purposes is also subject to the Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Adviser believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased valued of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash, cash equivalents or high-grade debt securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian. For example, if a fund investing primarily in foreign equity securities enters into a contract denominated in a foreign currency, the fund will segregate cash, cash equivalents or high-grade debt securities equal in value to the difference between the fund's obligation under the contract and the aggregate value of all ready marketable equity securities denominated in the applicable foreign currency held by the fund.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities.) The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters. TAXES All discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax adviser for state and local tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisers about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from Federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different than the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the alternative minimum tax (AMT) at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held.

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from a fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from a fund's investments other than tax-exempt instruments may give rise to taxable income. A fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder that borrows money to purchase a fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. In general, any gain or loss realized upon a taxable disposition of shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise as short-term capital gain or loss assuming such shares are held as a capital asset. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, CISC may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Adviser, intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of certain assets held less than three months; (c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. Government securities).

Futures Contracts. Accounting for futures contracts will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on the closing out of a futures contract will result in a capital gain or loss for tax purposes. In addition, certain futures contracts held by the fund (so-called "Section 1256 contracts") will be required to be "marked-to-market" (deemed sold) for federal income tax purposes at the end of each fiscal year. Sixty percent of any net gain or loss recognized on such deemed sales or on actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

However, if a futures contract is part of a "mixed straddle" (i.e., a straddle comprised in part of Section 1256 contracts), a fund may be able to make an election which will affect the character arising from such contracts as long-term or short-term and the timing of the recognition of such gains or losses. In any event, the straddle provisions described below will be applicable to such mixed straddles.

Special Tax Rules Applicable to "Straddles". The straddle provisions of the Code may affect the taxation of the fund's options and futures transactions and transactions in securities to which they relate. A "straddle" is made up of two or more offsetting positions in "personal property," including debt securities, related options and futures, equity securities, related index futures and, in certain circumstances, options relating to equity securities, and foreign currencies and related options and futures.

The straddle rules may operate to defer losses realized or deemed realized on the disposition of a position in a straddle, may suspend or terminate the fund's holding period in such positions, and may convert short-term losses to long-term losses in certain circumstances.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain foreign taxes paid by the fund. The Adviser, will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Certain securities are considered to be Passive Foreign Investment Companies (PFICS) under the Code, and the fund is liable for any PFIC-related taxes.

MANAGEMENT OF THE COLONIAL FUNDS
The Adviser is the investment adviser to each of the Colonial funds (except for Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and
Colonial Newport Tiger Fund-see Part I of each fund's respective SAI for a description of the investment adviser). The Adviser is a subsidiary of The
Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.

Trustees and Officers (this section applies to all of the Colonial funds)

Robert J. Birnbaum (1), 68, Trustee of all Colonial funds since April, 1995 (2), is a Trustee of LFC Utilities Trust in which Colonial Global Utilities Fund is invested (LFC Portfolio) since November, 1994, is a Trustee of certain charitable and non-charitable organizations since December, 1993 (formerly Special Counsel, Dechert Price & Rhoads from September, 1988 to December, 1993; President and Chief Operating Officer, New York Stock Exchange, Inc. from May, 1985 to June, 1988), 313 Bedford Road, Ridgewood, NJ 07450

Tom Bleasdale, 65, Trustee of all Colonial funds since November, 1987, is a Trustee of LFC Portfolio since March, 1995 (3), is a Trustee of certain non-charitable organizations since 1993 (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company from 1992-1993), 1508 Ferncroft Tower, Danvers, MA 01923

Lora S. Collins, 59, Trustee of all Colonial funds since August, 1980, is a Trustee of LFC Portfolio since March, 1995 (3), is an Attorney with Kramer, Levin, Naftalis, Nessen, Kamin & Frankel since September, 1986, 919 Third Avenue, New York, NY 10022

James E. Grinnell (1), 66, Trustee of all Colonial funds since April, 1995 (2), is a Trustee of the LFC Portfolio since August, 1991, is a Private Investor since November, 1988, (formerly Senior Vice President-Operations, The Rockport Company from May, 1986 to November, 1988), 22 Harbor Avenue, Marblehead, MA 01945

William D. Ireland, Jr., 71, Trustee of all Colonial funds since November, 1969, is a Trustee of LFC Portfolio since March, 1995 (3), is a Trustee of certain charitable and non-charitable organizations since February, 1990 (formerly Chairman of the Board, Bank of New England, - Worcester from August, 1987 to February, 1990), 103 Springline Drive, Vero Beach, FL 32963

Richard W. Lowry (1) 59 Trustee of all Colonial funds since April, 1995 (2), is a Trustee of the LFC Portfolio since August, 1991, is a Private Investor since August, 1987 (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation from 1985 to August, 1987), 10701 Charleston Drive, Vero Beach, FL 32963

William E. Mayer, 55, Trustee of all Colonial funds since February, 1994, is a Trustee of LFC Portfolio since March, 1995 (3), is Dean, College of Business and Management, University of Maryland since October, 1992 (formerly Dean, Simon Graduate School of Business, University of Rochester from October, 1991 to July, 1992; formerly Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank from January, 1990 to January, 1991; and formerly President and Chief Executive Officer, The First Boston Corporation from September, 1988 to January,
1990), College Park, MD 20742

John A. McNeice, Jr. (4), 63, President of all Colonial funds since February, 1975, is Chairman of the Board and Director, TCG since November, 1984 ,and of the Adviser since November, 1983, Director, Liberty Financial since March, 1995 (formerly Chief Executive Officer of the Adviser and TCG from November, 1983 to March, 1995)

James L. Moody, Jr., 63, Trustee of all Colonial funds since May, 1986, is a Trustee of LFC Portfolio since March, 1995 (3), is Chairman of the Board, Hannaford Bros., Co. since May, 1984 (formerly Chief Executive Officer, Hannaford Bros. Co. from May, 1984 to May, 1992), P.O. Box 1000, Portland, ME 04104

John J. Neuhauser, 51, Trustee of all Colonial funds since January, 1984, is a Trustee of LFC Portfolio since March, 1995 (3), is Dean, Boston College School of Management since 1978, 140 Commonwealth Avenue, Chestnut Hill, MA 02167

George L. Shinn, 72, Trustee of all Colonial funds since May, 1984, is a Trustee of LFC Portfolio since March, 1995 (3), is a Financial Consultant since 1989 (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation from 1983 to July, 1991), The First Boston Corporation, Tower Forty Nine, 12 East 49th Street, New York, NY 10017

Robert L. Sullivan, 67, Trustee of all Colonial funds since September, 1987, is a Trustee of LFC Portfolio since March, 1995 (3), is a self-employed Management Consultant since January, 1989 (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. from December, 1987 to January, 1989 and formerly Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co. over five years), 7121 Natelli Woods Lane, Bethesda, MD 20817

Sinclair Weeks, Jr., 72, Trustee of all Colonial funds since October, 1968, is a Trustee of LFC Portfolio since March, 1995 (3), is Chairman of the Board, Reed & Barton Corporation since 1987, Bay Colony Corporate Center, Suite 4550, 1000 Winter Street, Waltham, MA 02154

Harold W. Cogger, 59, Vice President of all Colonial funds since July, 1993, is Vice President of LFC Portfolio since March, 1995 (3), is President since July, 1993, Chief Executive Officer since March, 1995 and Director since March, 1984, of the Adviser (formerly Executive Vice President of the Adviser from October, 1989 to July, 1993); President since October, 1994, Chief Executive Officer since March, 1995 and Director since October, 1981, TCG; Executive Vice President and Director, Liberty Financial since March, 1995

Peter L. Lydecker, 41, Controller of all Colonial funds since June, 1993 (formerly Assistant Controller from March, 1985 to June, 1993), is Controller of LFC Portfolio since March, 1995 (3), is Vice President of the Adviser since June, 1993 (formerly Assistant Vice President of the Adviser from August, 1988 to June, 1993)

Davey S. Scoon, 48, Vice President of all Colonial funds since June, 1993, is Vice President of LFC Portfolio since March, 1995 (3), is Executive Vice President since July, 1993 and Director since March, 1985 of the Adviser (formerly Senior Vice President and Treasurer from March, 1985 to July, 1993 of the Adviser ); Executive Vice President and Chief Operating Officer, TCG since March, 1995 (formerly Vice President - Finance and Administration, TCG from November, 1985 to March, 1995)

Richard A. Silver, 48, Treasurer and Chief Financial Officer of all Colonial funds since July, 1993 (formerly Controller from July, 1980 to June, 1993), is Treasurer and Chief Financial Officer of LFC Portfolio since March, 1995 (3), is Senior Vice President and Director since April, 1988, Treasurer and Chief Financial Officer since July, 1993 of the Adviser; Treasurer and Chief Financial Officer, TCG since July, 1993 (formerly Assistant Treasurer, TCG from January, 1985 to July, 1993)

Arthur O. Stern, 56, Secretary of all Colonial funds since 1985, is Secretary of LFC Portfolio since March, 1995 (3), is Director since 1985, Executive Vice President since July, 1993, General Counsel, Clerk and Secretary since March, 1985 of the Adviser ; Executive Vice President, Legal and Compliance since March, 1995 and Clerk since March, 1985, TCG (formerly Vice President - Legal, TCG from March, 1985 to March, 1995)

(1) Elected to the Colonial Funds Complex on April 21, 1995.

(2) On April 3, 1995, and in connection with the merger of TCG into Liberty Financial which occurred on March 27, 1995, Liberty Financial Trust (LFT) changed its name to Colonial Trust VII. Prior to the merger, each of Messrs. Birnbaum, Grinnell, and Lowry was a Trustee of LFT. Mr. Birnbaum has been a Trustee of LFT since November, 1994. Each of Messrs. Grinnell and Lowry has been a Trustee of LFT since August, 1991. Each of Messrs. Grinnell and Lowry continue to serve as Trustees under the new name, Colonial Trust VII, along with each of the other Colonial Trustees named above. The Colonial Trustees were elected as Trustees of Colonial Trust VII effective April 3, 1995.

(3) Elected as a Trustee or officer of the LFC Portfolio on March 27, 1995 in connection with the merger of TCG into Liberty Financial.

(4) Trustees who are "interested persons" (as defined in the 1940 Act) of the funda fund orlthe Adviser.

The address of the officers of each Colonial Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Colonial funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $7,500 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended. Two-thirds of the Trustee fees are allocated among the Colonial funds based on the fund's relative net assets and one-third of the fees are divided equally among the Colonial funds.

The Adviser and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Adviser currently serves as investment adviser and administrator for 30 open-end and 5 closed-end management investment company portfolios, and is the administrator for 3 open-end management investment company portfolios (collectively, Colonial funds). Trustees and officers of the Trust, who are also officers of the Adviser or its affiliates will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisers have recommended Colonial funds to over 800,000 clients worldwide, representing more than $15.5 billion in assets.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Management Agreement (this section does not apply to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund or Colonial Newport Tiger
Fund) Under a Management Agreement (Agreement), the Adviser has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Colonial fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month.

The Adviser's compensation under the Agreement is subject to reduction in any fiscal year to the extent that the total expenses of each fund for such year (subject to applicable exclusions) exceed the most restrictive applicable expense limitation prescribed by any state statute or regulatory authority in which the Trust's shares are qualified for sale. The most restrictive expense limitation applicable to a Colonial fund is 2.5% of the first $30 million of the Trust's average net assets for such year, 2% of the next $70 million and 1.5% of any excess over $100 million.

Under the Agreement, any liability of the Adviser to the fund and its shareholders is limited to situations involving the Adviser's own willful misfeasance, bad faith, gross negligence or reckless disregard of duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Adviser including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of typesetting for its Prospectuses and the cost of printing and mailing any Prospectuses sent to shareholders. CISI pays the cost of printing and distributing all other Prospectuses.

The Agreement provides that the Adviser shall not be subject to any liability to the Trust or to any shareholder of the Trust for any act or omission in the course of or connected with rendering services to the Trust in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

Administration Agreement (this section applies only to the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and Colonial Newport Tiger Fund and their respective Trusts) Under an Administration Agreement with each Fund, the Adviser , in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

(a) providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its Directors, officers and employees to serve as Trustees, officers or agents of each Fund;

(c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

(f) maintaining certain books and records of each Fund.

With respect to the Colonial Municipal Money Market Fund, the Administration Agreement for this Fund provides for the following services in addition to the services referenced above:

            (g) monitoring compliance by the Fund (only applicable to Colonial Municipal Money Market Fund) with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") and reporting to the Trustees from time to time with respect thereto; and
            (h) monitoring the investments and operations of the SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested and the LFC Portfolio and reporting to the Trustees from time to time with respect thereto.

The Pricing and Bookkeeping Agreement
The Adviser provides pricing and bookkeeping services to each Colonial fund pursuant to a Pricing and Bookkeeping Agreement. The Pricing and Bookkeeping Agreement has a one-year term. The Adviser, in its capacity as the Administrator to each of Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other Colonial funds (except for Colonial Newport Tiger Fund), the Adviser is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:

                                    1/12 of 0.000%  of the  first  $50  million;
                                    1/12 of  0.035%  of the next  $950  million;
                                    1/12 of 0.025% of the next $1 billion;  1/12
                                    of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion

The Adviser provides pricing and bookkeeping services to Colonial Newport Tiger Fund for an annual fee of $27,000, plus 0.035% of Colonial Newport Tiger Fund's average net assets over $50 million.

The Adviser of each of the Municipal Money Market Portfolio and LFC Portfolio provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.

Portfolio Transactions
The following sections entitled "Investment decisions" and Brokerage and research services" do not apply to Colonial Municipal Money Market Fund, Colonial U.S. Fund for Growth, Colonial Newport Tiger Fund or Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI.

Investment decisions. The Adviser acts as investment adviser to each of the Colonial funds (except for the Colonial Municipal Money Market Fund, Colonial Global Utilities Fund and Colonial Newport Tiger Fund, each of which is administered by the Adviser, and Colonial U.S. Fund for Growth for which investment decisions have been delegated by the Adviser to State Street Bank and Trust Company, the fund's sub-adviser) (as defined under Management of the Fund herein).The Adviser's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other Colonial funds and the other corporate or fiduciary clients of the Adviser. The Colonial funds and clients advised by the Adviser or the funds administered by the Adviser sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other Colonial funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Adviser as investment adviser to the Colonial funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Colonial International Fund for Growth, a series of Colonial Trust III, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Adviser, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Colonial funds as a factor in the selection of broker-dealers to execute securities transactions for a Colonial fund.

The Adviser places the transactions of the Colonial funds with broker-dealers selected by the Adviser and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Colonial funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Colonial funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

Except as described below in connection with commissions paid to a clearing agent on sales of securities, it is the Adviser's policy always to seek best execution, which is to place the Colonial funds' transactions where the Colonial funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Subject to such practice of always seeking best execution, securities transactions of the Colonial funds may be executed by broker-dealers who also provide research services (as defined below) to the Adviser and the Colonial funds. The Adviser may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Adviser, they tend to reduce the Adviser's expenses. In the Adviser's opinion, it is impossible to assign an exact dollar value for such services.

Subject to such policies as the Trustees may determine, the Adviser may cause the Colonial funds to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the Colonial funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in
Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of
investing  in,  purchasing  or  selling   securities  and  the  availability  of
securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Adviser must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Adviser's overall responsibilities to the Colonial funds and all its other clients.

The Trustees have authorized the Adviser to utilize the services of a clearing agent with respect to all call options written by Colonial funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently 1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund. The Trustees may further authorize the Adviser to depart from the present policy of always seeking best execution and to pay higher brokerage commissions from time to time for other brokerage and research services as described above in the future if developments in the securities markets indicate that such would be in the interests of the shareholders of the Colonial funds.

Principal Underwriter
CISI is the principal underwriter of the Trust's shares. CISI has no obligation to buy the Colonial funds' shares, and purchases the Colonial funds shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
CISC is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CISC is based on the average daily net assets of each Colonial fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CISC. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund or Colonial funds to CISC or generally by 6 months' notice by CISC to the Fund or Colonial funds. The agreement limits the liability of CISC to the Fund or Colonial funds for loss or damage incurred by the Fund or Colonial funds to situations involving a failure of CISC to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund or Colonial funds will indemnify CISC against, among other things, loss or damage incurred by CISC on account of any claim, demand, action or suit made on or against CISC not resulting from CISC's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE
Each Colonial fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange)(generally 4:00 p.m. Eastern time, 3:00 p.m. Chicago time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Chicago time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Adviser deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Trust's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Colonial fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Trustees.

Amortized Cost for Money Market Funds (this section currently applies only to Colonial Government Money Market Fund, a series of Colonial Trust II- see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different than that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action to: realize gains or losses; shorten the portfolio's maturity; withhold distributions; redeem shares in kind; or convert to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Colonial Government Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CISC, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CISI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CISI retains the entire sales charge on any sales made to a shareholder who does not specify an FSF on the Investment Account Application ("Application"). CISI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CISI for an up-front and/or ongoing commission paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CISC acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CISC, provided the new FSF has a sales agreement with CISI.

Shares credited to an account are transferable upon written instructions in good order to CISC and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, D, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to CISC for deposit to their account.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

Fundamatic Program. As a convenience to investors, shares of most Colonial funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a Colonial fund's shares at the public offering price next determined after CISI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from CISI.

Automated Dollar Cost Averaging (Classes A, B and D). Colonial's Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any Colonial fund in which you have a current balance of at least $5,000 into the same class of shares of up to four other Colonial funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your Colonial fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can: buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Colonial fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment adviser to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CISI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges . These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. CISI offers prototype tax-qualified plans, including Individual Retirement Accounts, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment in these funds is $25. The First National Bank of Boston is the Trustee and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CISI.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CISC, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. The Telephone redemption privileges are suspended for 30 days after an address change is effected.

Colonial cash connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic dividend diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another Colonial fund. An ADD account must be in the same name as the shareholder's existing Open Account with the particular fund. Call CISC for more information at 1-800- 422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, D, T and Z shares of the Colonial funds. The applicable sales charge is based on the combined total of:

1.          the current purchase; and
2. the value at the public offering price at the close of business on the previous day of all Colonial funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial fund other than a money market fund and Class B, C, D, T and Z shares).


CISI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CISC. A Colonial fund may terminate or amend this Right of Accumulation.

Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C D, T and Z shares held by the shareholder on the date of the Statement in Colonial funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CISC will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CISI the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CISI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CISC will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CISC at 1-800- 345-6611.

Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Growth Shares Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain Colonial funds' Class A shares under a statement of intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. CISC will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a Colonial fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan
Telephone Redemption
Statement of Intent
Sponsored Arrangements
Colonial Cash Connection
Share Certificates
$50,000 Fast Cash
Reduced Sales Charges  for any "person"
Automatic Dividend Diversification
Right of Accumulation
Exchange Privilege

*Exchanges may be made to other Colonial funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. CISI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.

Reinstatement Privilege. An investor who has redeemed Class A, B, or D shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any Colonial fund at the NAV next determined after CISC receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or CISC. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax adviser.

Privileges of Colonial Employees or Financial Service Firms. Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Adviser ; directors, officers and employees of the the Adviser , CISI and other companies affiliated with the Adviser l; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CISI; and such persons' families and their beneficial accounts.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge will vary depending on factors such as the size and stability of the organizations group, the term of the organization's existence and certain characteristics of the members of its group. The Colonial funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Colonial Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with CISI pursuant to which the Colonial funds are included as investment options in programs involving fee-based compensation arrangements.

Net Asset Value Exchange Privilege. Class A shares of certain funds may also be purchased at reduced or no sales charge by investors moving from another mutual fund complex or a discretionary account and by participants in certain retirement plans. In lieu of the commissions described in the Prospectus, the Adviser l will pay the FSF a quarterly service fee which is the service fee established for each applicable Colonial fund.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B, and D). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Adviser , to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set-up at the time the account is established, and distributions are being reinvested). See below under "Investors Services" - Systematic Withdrawal Plan.

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the Plan document) or
             (ii) separation from service. CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Colonial funds for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will send proceeds only after the check has cleared (which may take up to 15 days).

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CISC, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, CISC, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call CISC for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CISC and may charge for this service.

Systematic Withdrawal Plan
If a shareholder's Account Balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Colonial fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and Class D shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's Account Balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class D share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CISC will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All shareholders and/or their financial advisers are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Telephone redemption privileges for larger amounts may be elected on the Application. CISC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record. Shareholders and/or their financial advisers will be required to provide their name, address and account number. Financial advisers will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting (Available only on the Class A and Class C shares of certain Colonial funds) Shares may be redeemed by check if a shareholder completed an Application and Signature Card. the Adviser will provide checks to be drawn on The First National Bank of Boston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her Open Account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's Open Account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an Open Account because prior redemptions and possible changes in net asset value may cause the value of an Open Account to change. Accordingly, a check redemption should not be used to close an Open Account.

Non cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Colonial fund's net asset value, a Colonial fund may make the payment or a portion of the payment with portfolio securities held by that Colonial fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be invested in your account.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered Colonial funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. The prospectus of each Colonial fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Colonial funds are not available to residents of all states. Consult CISC before requesting an exchange.

By calling CISC, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting CISC by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. CISC will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CISC will require customary additional documentation. Prospectuses of the other Colonial funds are available from the Colonial Literature Department by calling 1-800-248-2828.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or CISC. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other Colonial open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Colonial fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER MEETINGS
As described under the caption "Organization and history" in the Prospectus of each Colonial fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholder's meeting to consider removal of a Trustee, request information regarding the Trust's shareholders the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns differ from standardized average annual total returns only in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or in that the sales charge or CDSC is not deducted.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non money market. The yield for each class of shares is determined by (i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the a Colonial fund entitled to dividends for the period and the maximum offering price of the fund on the last day of the period,
(iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Adviser to be reputable, and publications in the press pertaining to a fund's performance or to the Adviser or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, MONEY Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.

All data is based on past performance and does not predict future results.

                                                                 29
                                   APPENDIX I

                           DESCRIPTION OF BOND RATINGS

                                       S&P

AAA The highest rating assigned by S&P indicates an extremely strong capacity to repay principal and interest. AA bonds also qualify as high quality. Capacity to repay principal and pay interest is very strong, and in the majority of instances, they differ from AAA only in small degree. A bonds have a strong capacity to repay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB bonds are regarded as having an adequate capacity to repay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and interest than for bonds in the A category. BB, B, CCC, and CC bonds are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree. While likely to have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C ratings are reserved for income bonds on which no interest is being paid. D bonds are in default, and payment of interest and/or principal is in arrears. Plus(+) or minus (-) are modifiers relative to the standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

                                     MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues. Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1. A bonds possess many of the favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Baa bonds are considered as medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well. Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes these bonds. B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa bonds are of poor standing. They may be in default or there may be present elements of danger with respect to principal or interest. Ca bonds are speculative in a high degree, often in default or having other marked shortcomings. C bonds are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                                               31
                                   APPENDIX II
                                                              1994

SOURCE                         CATEGORY                                RETURN(%)

Donoghue                       Tax-Free Funds                            2.25
Donoghue                       U.S. Treasury Funds                       3.34
Dow Jones Industrials                                                    5.03
Morgan Stanley Capital
 International EAFE Index                                                8.06
Morgan Stanley Capital
 International EAFE GDP Index                                            8.21
Libor                          Six-month Libor                           6.9375
Lipper                         Adjustable Rate Mortgage                 -2.20
Lipper                         California Municipal Bond Funds          -7.52
Lipper                         Connecticut Municipal Bond Funds         -7.04
Lipper                         Closed End Bond Funds                    -6.86
Lipper                         Florida Municipal Bond Funds             -7.76
Lipper                         General Bond Fund                        -5.98
Lipper                         General Municipal Bonds                  -6.53
Lipper                         General Short-Term Tax-Exempt Bonds      -0.28
Lipper                         Global Flexible Portfolio Funds          -3.03

Lipper                         Growth Funds                             -2.15
Lipper                         Growth & Income Funds                    -0.94
Lipper                         High Current Yield Bond Funds            -3.83

Lipper                         High Yield Municipal Bond Debt           -4.99

Lipper                         Fixed Income Funds                       -3.62
Lipper                         Insured Municipal Bond Average           -6.47
Lipper                         Intermediate Muni Bonds                  -3.53
Lipper                         Intermediate (5-10) U.S. Government Funds-3.72
Lipper                         Massachusetts Municipal Bond Funds       -6.35
Lipper                         Michigan Municipal Bond Funds            -5.89
Lipper                         Mid Cap Funds                            -2.05
Lipper                         Minnesota Municipal Bond Funds           -5.87
Lipper                         U.S. Government Money Market Funds        3.58
Lipper                         Natural Resources                        -4.20
Lipper                         New York Municipal Bond Funds            -7.54
Lipper                         North Carolina Municipal Bond Funds      -7.48
Lipper                         Ohio Municipal Bond Funds                -6.08
Lipper                         Small Company Growth Funds               -0.73
Lipper                         Specialty/Miscellaneous Funds            -2.29
Lipper                         U.S. Government Funds                    -4.63
Shearson Lehman Composite
 Goverment Index                                                        -3.37
Shearson Lehman Government/
 Corporate Index                                                        -3.51
Shearson Lehman Long-term
 Government Index                                                       -7.73
S&P 500                       S&P                                        1.32
S&P Utility Index             S&P                                       -7.94
Bond Buyer                    Bond Buyer Price Index                   -18.10
First Boston                  High Yield Index                          -0.97
Swiss Bank                    10 Year U.S. Government (Corporate Bond)  -6.39
Swiss Bank                    10 Year United Kingdom (Corporate Bond)   -5.29
Swiss Bank                    10 Year France (Corporate Bond)           -1.37
Swiss Bank                    10 Year Germany (Corporate Bond)           4.09
Swiss Bank                    10 Year Japan (Corporate Bond)             7.95
Swiss Bank                    10 Year Canada (Corporate Bond)          -14.10
Swiss Bank                    10 Year Australia (Corporate Bond)         0.52
Morgan Stanley Capital
 International                10 Year Hong Kong (Equity)               -28.90
Morgan Stanley Capital
 International                10 Year Belgium (Equity)                   9.43
Morgan Stanley Capital
 International                10 Year Spain (Equity)                    -3.93

SOURCE                        CATEGORY                           RETURN (%)

Morgan Stanley Capital
 International                10 Year Austria (Equity)             -6.05
Morgan Stanley Capital
 International                10 Year France (Equity)              -4.70
Morgan Stanley Capital
 International                10 Year Netherlands (Equity)         12.66
Morgan Stanley Capital
 International                10 Year Japan (Equity)               21.62
Morgan Stanley Capital
 International                10 Year Switzerland (Equity)          4.18
Morgan Stanley Capital
 International                10 Year United Kingdom (Equity)      -1.63
Morgan Stanley Capital
 International                10 Year Germany (Equity)              5.11
Morgan Stanley Capital
 International                10 Year Italy (Equity)               12.13
Morgan Stanley Capital
 International                10 Year Sweden (Equity)              18.80
Morgan Stanley Capital
 International                10 Year United States (Equity)        2.00
Morgan Stanley Capital
 International                10 Year Australia (Equity)            6.48
Morgan Stanley Capital
International                 10 Year Norway (Equity)              24.07
Inflation                     Consumer Price Index                  2.67
FHLB-San Francisco            11th District Cost-of-Funds Index     4.367
Federal Reserve               Six-Month Treasury Bill               6.49
Federal Reserve               One-Year Constant-Maturity
                               Treasury Rate                        7.14
Federal Reserve               Five-Year Constant-Maturity
                              Treasury Rate                         7.78

Bloomberg                     NA                                    NA
Credit Lyonnais               NA                                    NA
Lipper                        Pacific Region Funds                -12.07
Statistical Abstract
 of the U.S.                  NA                                    NA
World Economic Outlook        NA                                    NA



*in U.S. currency




Part B of Post-Effective Amendment No. 7 as it relates to the Statement of Additional Information and financial statements of Colonial U.S. Fund for Growth and the financial statements of Colonial Small Stock Fund, filed with the Commission on October 11, 1995, is incorporated herein by reference.

Part B of Post-Effective Amendment No. 8 as it relates to the Statement of Additional Information of Colonial Small Stock Fund, filed with the Commission on November 3, 1995, is incorporated herein by reference.

Part C   OTHER INFORMATION
Item 24.  Financial Statements and Exhibits
(a)                         Financial Statements:

                            Included in Part A

                            Summary of Expenses (for Colonial U.S. Fund for Growth and the Class Z Prospectus of Colonial Small Stock Fund, incorporated herein by reference to Part A of Post-Effective Amendment No. 7 filed with the Commission on October 11, 1995; and for the Class A, B, D Prospectus of Colonial Small Stock Fund, incorporated herein by reference to Part A of Post-Effective Amendment No. 8 filed with the Commission on November 3, 1995)

                            The Fund's Financial History
                            (for  Colonial  U.S. Fund for Growth and the
                            Class Z Prospectus of Colonial Small Stock Fund, incorporated herein by reference to Part A of Post-Effective Amendment No. 7 filed with the Commission on October 11, 1995; and for the Class A, B, D Prospectus of Colonial Small Stock Fund, incorporated herein by reference to Part A of Post-Effective Amendment No. 8 filed with the Commission on November 3, 1995.) Not applicable for Colonial International Equity Fund, Colonial Equity Income Fund and Colonial Aggressive Growth Fund.

                            Included in Part B

                            Colonial U.S. Fund for Growth (CUSFFG)(incorporated herein by reference to Part B of Post-Effective Amendment No. 7 filed with the Commission on October 11, 1995)
                            Investment  Portfolio,   June  30,  1995
                            Statement of assets and liabilities, June 30, 1995 Statement of operations, Year ended June 30, 1995 Statement of changes in net assets, Years ended June
                              30,  1995 and 1994
                            Notes  to  Financial  Statements
                            Financial    Highlights    Report   of   Independent
                             Accountants

                            Colonial Small Stock Fund (CSSF)(incorporated herein by reference to Part B of Post-Effective Amendment No. 7 filed with the Commission on October 11, 1995) Investment Portfolio, June 30, 1995
                            Statement  of  assets and  liabilities,
                              June 30, 1995
                            Statement of operations, year ended June 30, 1995 Statement of changes in net assets, Years ended
                              June 30, 1995 and 1994
                            Notes  to   Financial   Statements
                            Financial Highlights Report of Independent
                              Accountants

                            Not applicable for Colonial International Equity Fund (CIEF), Colonial Equity Income Fund (CEIF) and Colonial Aggressive Growth Fund (CAGF).

(b) Exhibits (each exhibit is applicable to all series' of the Trust unless otherwise referenced):

1.   Agreement and Declaration of Trust(a)

2.   By-Laws as amended (8/14/92)(d)

2.(a)By-Laws as amended (10/9/92)(e)

3.   Not Applicable

4.   Not Applicable

5.(a) Form of Management Agreement (CUSFFG)(i)

5.(b) Form of Management Agreement (CSSF)(h)

5.(c) Form of Sub-Advisory Agreement (CUSFFG)(i)

5.(d) Form of Management Agreement (CIEF, CEIF, CAGF)

6.(a) Form of Distributor's Contract with Colonial Investment Services, Inc. (j)

6.(b)Form of Selling  Agreement  (incorporated  herein by  reference  to Exhibit
     6(b) to Post-Effective Amendment No. 87 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on February 9, 1994)

6.(c) Form of Bank and Bank Affiliated Selling Agreement(g)

6.(d) Form of Asset Retention Agreement(g)

7.   Not Applicable

8.   Custody Agreement with Boston Safe Deposit and Trust Company(f)

9.(a)Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended(g)

9.(b)Form  of  Pricing  and  Bookkeeping   Agreement  with  Colonial  Management
     Associates, Inc.(b)

10.(a) Opinion and Consent of Counsel (CUSFFG)(b)

10.(b) Opinion and Consent of Counsel (incorporated by reference to Exhibit 10 of Pre-Effective Amendment No. 1 to the Registration Statement of Colonial Small Stock Index Trust filed with the Commission on June 20, 1986) (CSSF)

11.  Consent of Independent Accountants (CUSFFG, CSSF)(i)

12.  Not Applicable

13.(a) Investment Letter of Colonial Management Associates, Inc.(CUSFFG)(b)

13.(b) Investment Letter of Colonial Management Associates, Inc. (incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 1 to the Registration Statement of Colonial Small Stock Index Trust filed with the Commission on June 20, 1986)(CSSF)

14.(a) Form of Colonial  Mutual Funds Money Purchase  Pension and Profit Sharing
     Plan Document and Trust Agreement(g)

14.(b) Form of Colonial  Mutual Funds Money Purchase  Pension and Profit Sharing
     Establishment Booklet(g)

14.(c)  Form  of  Colonial  Mutual  Funds  Individual   Retirement  Account  and
     Application(g)

14.(d) Form of  Colonial  Mutual  Funds  Simplified  Employee  Plan  and  Salary
     Reduction Simplified Employee Plan(g)

14.(e) Form of Colonial Mutual Funds 401(k) Plan Document and Trust Agreement(g)

14.(f) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet(g)

14.(g) Form of Colonial Mutual Funds 401(k) Employee Reports Booklet(g)

15.  Form of proposed Distribution Plan adopted pursuant to Section 12b-1 of the
     Investment   Company  Act  of  1940   (incorporated  by  reference  to  the
     Distributor's Contract filed as Exhibit 6(a) hereto)

16.(a) Calculation of Performance Information (CUSFFG)(i)

16.(a)(i) Calculation of Performance Information (CSSF)(j)

16.(b) Calculation of Yield Information (CUSFFG)(i)

16.(b)(i) Calculation of Yield Information (CSSF)(i)

17.(a) Financial Data Schedule (Class A) (CUSFFG)(i)

17.(b) Financial Data Schedule (Class B) (CUSFFG)(i)

17.(c) Financial Data Schedule (Class D) (CUSFFG)(i)

17.(d) Financial Data Schedule (Class A) (CSSF)(j)

17.(e) Financial Data Schedule (Class B) (CSSF)(j)

18.(a) Power of  Attorney  for:  Tom  Bleasdale,  Lora S.  Collins,  William  D.
     Ireland, Jr., William E. Mayer, John A. McNeice, Jr., James L. Moody, Jr., John J. Neuhauser, George L. Shinn, Robert L. Sullivan and Sinclair Weeks, Jr. (incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 38 to the Registration Statement of Colonial Index Trust IV, Registration Nos. 2-62492 and 811-2865, filed with the Commission on March 11, 1994)

18.(b) Power of Attorney for: Robert J. Birnbaum,  James E. Grinnell and Richard
     W. Lowry (incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 18 to the Registration Statement of Colonial Trust V, Registration Nos. 811-5030 and 33-12109, filed with the Commission on May 22, 1995)

(a)  Incorporated  by  reference  to  the  Registrant's   initial   Registration
     Statement on Form N-1A, filed with the Securities and Exchange Commission on January 15, 1992.

(b) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 on Form N-1A, filed with the Securities and Exchange Commission on May 8, 1992.

(c) Incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 on Form N-1A, filed with the Securities and Exchange Commission on June 12, 1992.

(d) Incorporated by reference to the Registrant's Post-Effective Amendment No. 1 on Form N-1A, filed with the Securities and Exchange Commission on September 1, 1992.

(e) Incorporated by reference to the Registrant's Post-Effective Amendment No. 2 on Form N-1A, filed with the Securities and Exchange Commission on November 19, 1992.

(f) Incorporated by reference to the Registrant's Post-Effective Amendment No. 3 on Form N-1A, filed with the Securities and Exchange Commission on September 21, 1993.

(g) Incorporated by reference to the Registrant's Post-Effective Amendment No. 5 on Form N-1A, filed with the Securities and Exchange Commission on October 11, 1994.

(h) Incorporated by reference to the Registrant's Post-Effective Amendment No. 6 on Form N-1A, filed with the Securities and Exchange Commission on July 28, 1995.

(i) Incorporated by reference to the Registrant's Post-Effective Amendment No. 7 on Form N-1A, filed with the Securities and Exchange Commission on October 11, 1995.

(j) Incorporated by reference to the Registrant's Post-Effective Amendment No. 8 on Form N-1A, filed with the Securities and Exchange Commission on November 3, 1995.

Item 25. Persons Controlled by or Under Common Group Control with Registrant


Not Applicable (CUSFFG, CSSF)


All of the outstanding shares of CIEF, CEIF and CAGF, representing all of the interests in each of thoses series on the date Registrant's Registration Statement becomes effective, will be held by Colonial Management Associates, Inc.

Item 26.             Number of Holders of Securities

  (1)                                                         (2)

Title of Class                          Number of Record Holders as of 12/31/95

Shares of beneficial interest            11,748 Class A record holders (CUSFFG)
                                         24,362 Class B record holders (CUSFFG)
                                            376 Class D record holders (CUSFFG)
                                          5,968 Class A record holders (CSSF)
                                          8,896 Class B record holders (CSSF)
                                              3 Class Z record holders (CSSF)
                                              0 Class A record holders (CIEF)
                                              0 Class B record holders (CIEF)
                                              0 Class D record holders (CIEF)
                                              0 Class A record holders (CEIF)
                                              0 Class B record holders (CEIF)
                                              0 Class D record holders (CEIF)
                                              0 Class A record holders (CAGF)
                                              0 Class B record holders (CAGF)
                                              0 Class D record holders (CAGF)
Item 27.             Indemnification

                     See Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 28.             Business and Other Connections of Investment Adviser
                     The following sets forth business and other  connections of
                     each   director   and   officer  of   Colonial   Management
                     Associates, Inc. (see next page):

ITEM 28.
--------

     Registrant's investment adviser, Colonial Management Associates, Inc., is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial Management Associates, Inc., is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year June 30, 1995, CASI had one institutional, corporate or other accounts under management or supervision, the market value of which was approximately $30.9 million. At June 30, 1995, Colonial Management Associates, Inc. was the investment adviser to the 36 mutual funds in the Colonial Group of Funds, the market value of which investment companies was approximately $15,913.6 million. Colonial Investment Services, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Group of Funds, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 3/1/95.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------

Archer, Joseph A.   V.P.

Berliant, Allan     V.P.

Bertelson, Lisa     V.P.

Bertocci, Bruno     V.P.

Bissonette, Michael V.P.

Boatman, Bonny E.   Dir.;
                    Sr.V.P.;
                    IPC Mbr.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.;
                    Dir.

Citrone, Frank      V.P.

Cogger, Harold W.   Dir.;Pres.;  The Colonial Group, Inc.        Dir.; Pres.;
                                                                 CEO
                    CEO;IPC Mbr. Colonial Trusts I through VI    V.P.
                    Exe. Cmte.
                                 Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Liberty Financial               Exec V.P.;
                                   Companies, Inc.               Dir.
Collins, Anne       V.P.

Conlin, Nancy       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Colonial Investment Services,
                                   Inc.                          Asst. Clerk

Cordes, Susan       V.P.

Daniszewski,        V.P.         Colonial Investment Services,
 Joseph J.                         Inc.                          V.P.


DiSilva, Linda      V.P.

Ericson, Carl C.    V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.

Evans, C. Frazier   Dir.;        Colonial Investment Services,
                    Sr.V.P.        Inc.                          Sr. V.P.

Feingold, Andrea    V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.

Finnemore,          V.P.
 Leslie W.

Gerokoulis,         V.P.         Colonial Investment Services,
 Stephen A.                        Inc.                          Sr. V.P.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Johnson, Gordon A.  V.P.

Koonce, Michael H.  V.P.;        Colonial Trusts I through VI    Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.;          Municipal Trust               Asst. Sec.
                    Asst.        Colonial InterMarket Income
                    Clerk &        Trust I                       Asst. Sec.
                    Counsel      Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Asst. Clerk
                                 The Colonial Group, Inc.        Asst. Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Asst. Clerk

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lilienfeld,         V.P.
 Jonathan

Loring, William C.  V.P.

Lydecker, Peter L.  V.P.;        Colonial Trusts I through VI    Controller
                    Asst.        Colonial High Income
                    Treasurer      Municipal Trust               Controller
                                 Colonial InterMarket Income
                                   Trust I                       Controller
                                 Colonial Intermediate High
                                   Income Fund                   Controller
                                 Colonial Investment Grade
                                   Municipal Trust               Controller
                                 Colonial Municipal Income
                                   Trust                         Controller

MacKinnon,          Dir.;
  Donald S.         Sr.V.P.

McCue, Gerard A.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

McGregor,           Dir.;        Colonial Investment Services,   Pres.; CEO;
 Jeffrey L.         Sr.V.P.        Inc.                          Dir.

McNeice, Jr.,       Chrmn.;      Boston College                  Trustee
 John A.            Dir.;        Boston College High School      Trustee
                    Exe.         Carney Hospital Foundation      Mbr. of the
                    Cmte. Chm.;                                  Carney Fund
                                 Colonial Advisory Services,     Dir.; Chm.;
                                   Inc.                          CEO & Pres.
                                 Colonial High Income            Trustee;
                                   Municipal Trust               Pres.
                                 Colonial InterMarket            Trustee;
                                   Income I                      Pres.
                                 Colonial Intermediate High      Trustee;
                                   Income Fund                   Pres.
                                 Colonial Investment Grade       Trustee;
                                   Municipal Trust               Pres.
                                 Colonial Municipal Income       Trustee;
                                   Trust                         Pres.
                                 The Colonial Group, Inc.        Trustee;
                                                                 Pres.
                                 Colonial Trusts I through VI    Trustee;
                                                                 Pres.
                                 Colonial Investors Service      Trustee;
                                   Center, Inc.                  Pres.
                                 Nativity Preparatory School     Chm., Bd. of
                                                                 Trustees
                                 Northeastern University         Corp. Bd.
                                                                 Mbr.
                                 Wentworth Institute of          Corp. Bd.
                                   Technology                    Mbr.
                                 Colonial Investment Services,   Dir.; Chm.
                                   Inc.                          of the Bd.
                                 Board of Visitors - Peter
                                   Drucker Graduate Center       Board Member
                                 St. John's Seminary             Board Member
                                 Third Century Foundation        Trustee;
                                                                 Pres.
                                 Peter F. Drucker Foundation     Dir.
                                 United Way of Mass Bay          Board Member
                                 American Ireland Fund           Board Member
                                 Catholic Charities -
                                   Archdiocese of Boston         Board Member
                                 Liberty Financial Companies,
                                   Inc.                          Dir.

O'Neill, Charles A. Sr.V.P.;     Colonial Investment Services,
                    Dir.           Inc.                          Exec. V.P.

Peters, Helen F.    Dir.;
                    Sr.V.P.;
                    IPC Mbr.


Rao, Gita           V.P.

Rie, Daniel         Sr.V.P.;     Colonial Advisory Services,
                    IPC Mbr.;      Inc.                          Sr. V.P.
                    Dir.

Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Treasurer
                    IPC Mbr.     Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VI    V.P.
                                 Colonial Investors Service      Treasurer
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO

Seibel, Sandra L.   V.P.

Shore, Janet        V.P. and     Colonial High Income
                    Compliance     Municipal Trust               Asst. Sec.
                    Offr.;       Colonial InterMarket Income
                    IPC Mbr.       Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 Colonial Trusts I through VI    Asst. Sec.
                                 Colonial Investment Services,
                                   Inc.                          Asst. Clerk

Silver, Richard A.  Dir.;        Colonial Advisory Services,
                    Sr.V.P.;       Inc.                          Controller
                    Treasurer    Colonial High Income            Treasurer &
                    & CFO          Municipal Trust               CFO
                                 Colonial InterMarket Income     Treasurer &
                                   Trust I                       CFO
                                 Colonial Intermediate High      Treasurer &
                                   Income Fund                   CFO
                                 Colonial Investment Grade       Treasurer &
                                   Municipal Trust               CFO
                                 Colonial Municipal Income       Treasurer &
                                   Trust                         CFO
                                 Colonial Trusts I through VI    Treasurer &
                                                                 CFO
                                 Colonial Investors Service      Asst.
                                   Center, Inc.                  Treasurer
                                 The Colonial Group, Inc.        Treasurer &
                                                                 CFO
                                 Colonial Investment Services,   Treasurer &
                                   Inc.                          CFO

Stern, Arthur O.    Exe.V.P.;    Colonial Advisory  Services,
                    Dir.;          Inc.                          Clerk
                    Sec.;        Colonial High Income
                    Clrk. &        Municipal Trust               Secretary
                    Gnrl.        Colonial InterMarket Income
                    Counsel;       Trust I                       Secretary
                    IPC Mbr.     Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 Colonial Trusts I through VI    Secretary
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk
                                 The Colonial Group, Inc.        Clerk;
                                                                 V.P.Lgl.
                                 Colonial Investment Services,   Clrk;
                                   Inc.                          Counsel

Waas, Robert S.     V.P.

Wallace, John       V.P.- Corp.
                    Finance and
                    Controller

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial
Center, Boston, MA 02111.



Item 29   Principal Underwriter
-------   ---------------------

(a)   Colonial Investment Services, Inc. a subsidiary of Colonial
      Management Associates, Inc., Registrant's principal underwriter, also acts in the same capacity to Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV,
      Colonial Trust V and Colonial Trust VII:

      sponsor for Colony Growth Plans (public offering of which were discontinued June 14, 1971).

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

Name and Principal  Position and Offices  Positions and
Business Address*   with Principal        Offices with
                    Underwriter           Registrant
------------------  -------------------   --------------

Ballou, Rich           Regional V.P.         None

Balzano, Christine R.  V.P.                  None

Barsokas, David        Regional V.P.         None

Buckley, Anne P.       Compliance Officer    None

Cairns, David          Regional V.P.         None

Chrzanowski,           Regional V.P.         None
 Daniel

Clapp, Elizabeth A.    V.P.                  None

Daniszewski,           V.P.                  None
 Joseph J.

Davey, Cynthia         Sr. V.P.              None

Eckelman, Bryan        Sr. V.P.              None

Eldridge, Kenneth      Sr. V.P.              None

Emerson, Kim P.        Regional V.P.         None

Erickson, Cynthia G.   V.P.                  None

Evans, C. Frazier      Sr. V.P.              None

Feldman, David         Regional V.P.         None

Flaherty, Michael      Regional V.P.         None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Goldberg, Matthew      Regional V.P.         None

Harasimowicz,          V.P.                  None
 Stephen

Hayes, Mary            V.P.                  None
 Elizabeth

Hodgkins, Joseph       Regional V.P.         None

Howard, Craig          Sr. V.P.              None

Karagiannis,           Sr. V.P.              None
 Marilyn

Kelley, Terry M.       Regional V.P.         None

Kelson, David W.       Sr. V.P.              None

Kilkenny Ann R.        Sr. V.P.              None

Lloyd, Judith H.       Sr. V.P.              None

Mahoney, D. Scott      Sr. V.P.              None

McCabe, Joanne         Regional V.P.         None

McGregor, Jeffrey L.   Director, CEO,        None
                       President, COO

Meriwether, Jan        V.P.

Meyer, Wayne           Regional V.P.         None

Murphy, Robert F.      Sr. V.P.              None

O'Neill, Charles A.    Exec. V.P.            None

Penitsch, Marilyn L.   Regional V.P.         None

Potter, Cheryl         Regional V.P.         None

Reed, Christopher B.   Regional V.P.         None

Ross, Gary J.          Regional V.P.         None

Scott, Michael W.      Sr. V.P.              None

Silver, Richard A.     Director, Treasurer,  Treasurer, CFO
                        CFO

Sorrells,              Sr. V.P.              None
 Elizabeth

Stern, Arthur O.      Clerk and             Secretary
                      Counsel,Dir.,
                      Chairman

VanEtten, Keith H.    V.P.                  None

Villanova, Paul       Regional V.P.         None

Wallace, John         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.



Item 30.             Location of Accounts and Records
                     Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

                     Registrant
                     Rule 31a-1(b),(4)
                     Rule 31a-2(a),(1)

                     Colonial Management Associates, Inc.
                     One Financial Center, Boston, Massachusetts  02111
                     Rule 31a-1(b),(1),(2),(3),(5),(6),(7),(8),(9),(10),(11),
                      (12)
                     Rule 31a-1(d),(f)
                     Rule 31a-2(a),(1),(2),(c),(e)

                     Colonial Investment Services, Inc.
                     One Financial Center, Boston, Massachusetts 02111 Rule 31a-1(d)
                     Rule 31a-2(c)

                     Boston Safe Deposit and Trust Company
                     One Boston Place, Boston, Massachusetts 02108 Rule 31a-1(b),(2),(3)
                     Rule 31a-2(a)(2)

                     Colonial Investors Service Center, Inc.
                     P.O. Box 1722, Boston, Massachusetts 02105-1722 Rule 31a-1(b),(2)
                     Rule 31a-1(a),(2)

Item 31.             Management Services
                     See Item 5, Part A and Item 16, Part B.

Item 32.             Undertakings
            (1) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of any series' outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

            (2)      The Registrant undertakes to furnish free of charge
                     to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required by Item 5A of Form N-1A.

            (3) The Registrant, on behalf of Colonial International Equity Fund, Colonial Equity Income Fund and Colonial Aggressive Growth Fund, undertakes to file a post-effective amendment, using financial statements which need not be certified,  within  4 to 6 months  from  the  effective
                     date  of  this   Registration Statement under the
                     Securities Act of 1933, as amended.

                                 ************


                                     NOTICE



      A copy of the Agreement and Declaration of Trust of Colonial Trust VI (the "Trust") is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of the instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Colonial Trust VI has duly caused this Post-Effective Amendment No. 9 to its Registration Statement under the Securities Act of 1933 and Amendment No. 11 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston and The Commonwealth of Massachusetts on this 15th day of January, 1996

                                COLONIAL TRUST VI



                             By: JOHN A MCNEICE, JR.
                                 John A. McNeice, Jr.
                                  President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.




SIGNATURES                      TITLE                       DATE




JOHN A. MCNEICE, JR.            President (Chief Executive  January 15, 1996
John A. McNeice, JR.            Officer)



RICHARD A. SILVER               Treasurer (Principal        January 15, 1996
Richard A. Silver               Financial Officer)



PETER L. LYDECKER               Controller (Principal       January 15, 1996
Peter L. Lydecker               Accounting Officer)

/s/ ROBERT J. BIRNBAUM*     Trustee
Robert J. Birnbaum




/S/ TOM BLEASDALE*          Trustee
Tom Bleasdale




/S/ LORA S. COLLINS*        Trustee
Lora S. Collins




/S/ JAMES E. GRINNELL*      Trustee
James E. Grinnell




/S/ WILLIAM D.IRELAND, JR.* Trustee
William D. Ireland, Jr.



/S/ RICHARD W. LOWRY*       Trustee
Richard W. Lowry




/S/ WILLIAM E. MAYER*       Trustee
William E. Mayer



/S/ JAMES L MOODY, JR. *    Trustee
James L. Moody, Jr.
                                             *    MICHAEL H. KOONCE
                                                  Michael H. Koonce
                                                  Attorney-in-fact
                                                  January 15, 1996
/S/ JOHN J. NEUHAUSER*      Trustee
John J. Neuhauser




/S/ GEORGE L. SHINN*        Trustee
George L. Shinn




/S/ ROBERT L. SULLIVAN*     Trustee
Robert L. Sullivan




/S/ SINCLAIR WEEKS, JR.*    Trustee
Sinclair Weeks, Jr.

                                  EXHIBIT INDEX


EXHIBIT


5.(d)             Form of Management Agreement (CIEF, CEIF, CAGF)